       LEGG MASON
       INCOME TRUST, INC.
       -------------------------------------------------------------------------
       U.S. GOVERNMENT INTERMEDIATE
       INVESTMENT GRADE
       HIGH YIELD
       U.S. GOVERNMENT MONEY MARKET
       -------------------------------------------------------------------------

                                  ANNUAL REPORT TO SHAREHOLDERS
                                  December 31, 2001
                                  Primary Class


                                         [LEGG MASON FUNDS LOGO]

To Our Shareholders,

  We are pleased to provide you with Legg Mason Income Trust's annual report, combining reports for the Legg Mason U.S. Government Intermediate-Term Portfolio, Investment Grade Income Portfolio, High Yield Portfolio and the U.S. Government Money Market Portfolio.

  The following table summarizes key statistics for the Primary Class of each portfolio, as of December 31, 2001:

                                                          Net Asset Value
                            SEC Yield(A)   Average Life      Per Share
                            ------------   ------------   ---------------
Government Intermediate       5.22%         6.41 years        $10.32
Investment Grade              5.15%         9.90 years        $10.10
High Yield                    8.65%         5.80 years        $ 9.22
Government Money Market(B)    1.33%            50 days        $ 1.00

  In calendar 2001, total returns for the Primary Class of shares of the Government Intermediate, Investment Grade and High Yield Portfolios were +5.83%, +7.52%, and -0.13%, respectively. (Total return measures investment performance in terms of appreciation or depreciation in a portfolio's net asset value per share, plus dividends and any capital gain distributions.) Beginning on page 3, portfolio managers responsible for the Income Trust discuss recent results and the investment outlook. The Funds' total returns in various periods since their inceptions are shown on subsequent pages of the report.

  PricewaterhouseCoopers LLP, Income Trust's independent accountants, has completed its annual examination, and audited financial statements for the fiscal year ended December 31, 2001, are included in this report.

  For each of our Funds, historical performance is not indicative of future results, and the principal value of our holdings will continue to fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

  I am pleased to report that Mark R. Fetting is the new President of the Legg Mason Income Trust and other Legg Mason mutual funds. Mark, who has more than 23 years of investment experience, is a graduate of the University of Pennsylvania's Wharton School and received an M.B.A. with distinction from the Harvard Business School. He will join me in writing future letters to you.

---------------

(A) SEC yields reported for the U.S. Government Intermediate, Investment Grade and High Yield Portfolios are for the 30 days ended December 31, 2001. For the U.S. Government Money Market Portfolio, the SEC yield is for the 7 days ended December 31, 2001.

(B) An investment in the U.S. Government Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the U.S. Government Money Market Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

  Many of our shareholders regularly add to their Fund holdings by authorizing automatic, monthly transfers from their bank checking or Legg Mason accounts. Your Legg Mason Financial Advisor will be happy to help you make these arrangements if you would like to purchase additional shares in this convenient way.

                                                  Sincerely,

                                                  /s/ JOHN F. CURLEY, JR.

                                                  John F. Curley, Jr.
                                                  Chairman

February 1, 2002

Portfolio Managers' Comments

Legg Mason Income Trust, Inc.

Market Overview

  On the economic front, the year 2001 was dominated by the emergence of recession in most major economies, and by central bank efforts to ease monetary policy in response. The events of September 11 created additional economic disruption, but they also served to strengthen the Bush administration and lay the foundation for a substantial increase in government spending. Short-term interest rates virtually collapsed, but intermediate- and long-term rates fell hardly at all on balance, as markets in the closing months of the year began to anticipate a recovery -- and an attendant return to tighter monetary policy in the future.

  Credit spreads were volatile during the year, but little changed on balance, as aggressive monetary easing helped offset the negative effects of weaker economic growth conditions. Tough economic conditions coupled with historically wide spreads did lead to a sharp pick-up in default rates, however, and the year recorded some rather spectacular bankruptcies. Nominal mortgage-backed spreads were somewhat wider as prepayments soared, but a steeper yield curve and tighter swap and agency spreads helped option-adjusted spreads to narrow somewhat. Real yields on Treasury Inflation-Protected Securities ("TIPS") declined modestly as inflation expectations fell. Recorded inflation fell sharply in most countries, led by declining energy prices, and most commodity prices fell also. The dollar rose broadly, particularly against the yen, as U.S. monetary policy was perceived to have avoided excessive ease and as the long-term prospects for the U.S. economy remained generally bright.

U.S. Government Intermediate and Investment Grade Portfolios

  Although both portfolios benefited from holding a long duration posture throughout the year as interest rates fell, much if not all of this advantage was offset by an emphasis on longer-term maturities, which we thought were more attractive from a yield perspective and which we thought had the potential to benefit most from our expected low-inflation outlook. This effect was more pronounced on the U.S. Government Intermediate portfolio due to the fact that the bulk of the yield curve steepening for the year occurred precisely in the intermediate maturity sector. A modest overweighting to credit sectors contributed to returns since the sector in general performed well, but we were not able to avoid all of the adverse credit events which occurred during the year. Overweight mortgage exposure also contributed somewhat to returns, and our emphasis on the GNMA sector was also rewarded. TIPS exposure had little overall impact on returns, as real yields fell modestly for the period but inflation fell sharply towards the end of the period.

  U.S. Government Intermediate produced a total return of +5.83% for the year ended December 31, 2001, versus the Lehman Intermediate Government/Credit

Bond Index(A) return of +8.96%. Investment Grade generated a total return of +7.52% for the year ended December 31, 2001, versus the Lehman Aggregate Bond Index(B) return of +8.44%. (The Fund's standardized returns can be found in the Performance Information section of this report.)

High Yield Portfolio

  Despite aggressive moves by the Fed to ease monetary policy in response to deteriorating economic conditions, high yield bonds experienced yet another difficult year. Spreads were quite volatile over the course of the year and reached historically high levels in the aftermath of the events of September 11. Defaults and credit downgrades picked up over the course of the year, with the result that the poorest performing bonds left the index, making performance comparisons difficult for managers like us who continued to believe that some issues had the potential to recover over the long haul.

  The Fund had a total return (net) of -0.13% for the year ended December 31, 2001, compared to the Lehman High Yield Composite Bond Index(C) return of +5.28%. (The Fund's standardized returns can be found in the Performance Information section of this report.)

Market Commentary and Outlook

  It does appear that we've seen the worst of the news on the U.S. economy. With help from lower short-term interest rates, modest reductions in taxes, lower energy prices and aggressive price discounting, the pace of layoffs has slackened, retail sales have held up, and the manufacturing sector shows increasing signs of having bottomed. It is too early, however, to say the economy as a whole has bottomed. The economy is still facing a variety of economic headwinds: historically high tax burdens (which are unlikely to drop soon since the impetus for fiscal stimulus has faded), high and rising unemployment, zero growth in personal income since last summer, unusually wide spreads, a strong dollar, deflated commodity prices, distressed conditions in Latin America and Japan, and an ongoing global economic slowdown. An upturn in activity is undoubtedly approaching, but at this point the evidence suggests an eventual recovery is still in the wings, unlikely to be

---------------

(A) A market value-weighted index that tracks the daily price, coupon, and total return performance of fixed rate, publicly placed, dollar-denominated obligations. Issuers include the U.S. Treasury, U.S. government agencies, quasi-federal corporations, and corporations whose debt is guaranteed by the U.S. government, and have at least $100 million par amount outstanding and at least one year to maturity. Source: Lipper Inc.

(B) A market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed rate, publicly placed, dollar-denominated, and nonconvertible investment grade debt issues with at least $100 million par amount outstanding and with at least one year to final maturity. Source: Lipper Inc.

(C) A market value-weighted index that tracks the daily price, coupon, and total return performance of non-investment grade, fixed rate, publicly placed, dollar-denominated, and non- convertible debt registered with the U.S. Securities and Exchange Commission. Source: Lipper Inc.

vigorous, and more likely to be slow and protracted. Meanwhile, low-inflation monetary fundamentals remain quite solid (e.g., the dollar remains quite strong, gold prices are low and stable, and real yields are relatively high), and low inflation is likely to be reinforced in the coming year by cyclical price-cutting forces as well.

  If indeed the year ahead is characterized by very low inflation and a modest pickup in demand, then short-term interest rates could remain at current levels for quite some time -- contrary to the sharp increase projected by markets for the second half of next year. Sooner or later, a stabilization of the front end of the curve coupled with virtual price stability should provide the foundation for a decline in intermediate- and long-term yields. In light of the recent backup in yields, a moderately long duration position has become attractive from a valuation standpoint and also as a hedge against a recurrence of unexpected weakness. Term structure strategies focused on the long end of the curve and a flattening of the front end of the curve also look attractive at this time. TIPS continue to offer attractive real yields and hedging properties, and could benefit handsomely should the Fed err on the side of ease, or should the economy unexpectedly weaken. Corporate spreads remain attractive at these levels, but a cautiously optimistic approach and a higher-quality bias are still warranted given our outlook for a slow recovery and the pressure on earnings that this implies. The mortgage-backed sector looks reasonably attractive in this environment, but it should continue to be viewed as a source of funds for deployment into other sectors as opportunities arise, the outlook for growth improves, and the yield curve flattens. The high yield sector still offers very attractive spreads, but exposures should be highly diversified to minimize ongoing event risk, and cautious optimism is also warranted here as in the investment grade sectors.

                                          Western Asset Management Company

January 24, 2002

Performance Information

Legg Mason Income Trust, Inc.

Performance Comparison of a $10,000 Investment as of December 31, 2001

  The following graphs compare each Fund's total returns against that of the most closely matched broad-based securities market index. The lines illustrate the cumulative total return of an initial $10,000 investment for the periods indicated. The line for each Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses.

  Total return measures investment performance in terms of appreciation or depreciation in a Fund's net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. The investment return and principal value of an investment in each of these Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual returns tend to smooth out variations in a Fund's return, so they differ from actual year-to-year results. Performance would have been lower if fees had not been waived in various periods.

  Government Intermediate changed its comparative index from the Salomon Medium-Term Treasury/Government-Sponsored Index to the Lehman Intermediate Government/Credit Bond Index. Investment Grade changed its comparative index from the Salomon Broad Investment Grade Bond Index to the Lehman Aggregate Bond Index. Each Fund made these changes because the new index was closer to the Fund's investment mandate.

  The Government Intermediate, Investment Grade and High Yield Portfolios each have two classes of shares: Primary Class and Institutional Class. Information about the Institutional Class is contained in a separate report to its shareholders. The U.S. Government Money Market Portfolio is excluded from this performance information because it does not have a variable share price. U.S. Government Money Market's one-, five- and ten-year average annual returns for periods ended December 31, 2001, were +3.57%, +4.75%, and +4.41%, respectively.

  THE GRAPHS AND TABLES ON PAGES 7 AND 8 DO NOT REFLECT THE DEDUCTIONS OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTION OF FUND SHARES.

  PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE.

U.S. Government Intermediate-Term Portfolio -- Primary Class

  -------------------------------------------------
                    Cumulative      Average Annual
                   Total Return      Total Return
  -------------------------------------------------
  One Year             +5.83%           +5.83%
  Five Years          +31.99            +5.71
  Ten Years           +74.51            +5.73
  -------------------------------------------------

[LINE GRAPH]

                        U.S. Government Intermediate-Term Portfolio Primary Class

12/31/91                                                               $  10000.00
                                                                           9889.00
                                                                          10264.00
                                                                          10648.00
                                                                          10626.00
                                                                          10925.00
                                                                          11103.00
12/31/93                                                                  11260.00
                                                                          11332.00
                                                                          11167.00
                                                                          11093.00
                                                                          11097.00
                                                                          11114.00
                                                                          11544.00
                                                                          12094.00
12/31/95                                                                  12289.00
                                                                          12656.00
                                                                          12569.00
                                                                          12655.00
                                                                          12847.00
                                                                          13222.00
                                                                          13184.00
                                                                          13546.00
12/31/97                                                                  13861.00
                                                                          14143.00
                                                                          14316.00
                                                                          14585.00
                                                                          15065.00
                                                                          15071.00
                                                                          15010.00
                                                                          14840.00
12/31/99                                                                  14978.00
                                                                          14999.00
                                                                          15351.00
                                                                          15573.00
                                                                          15972.00
                                                                          16491.00
                                                                          16857.00
                                                                          16908.00
                                                                          17604.00
12/31/01                                                                  17451.00

                                Lehman Intermediate Government/Credit Bond Index(A)
12/31/91                                                              $   10000.00
                                                                           9850.00
                                                                          10249.00
                                                                          10750.00
                                                                          10758.00
                                                                          11258.00
                                                                          11596.00
12/31/93                                                                  11980.00
                                                                          11945.00
                                                                          11571.00
                                                                          11427.00
                                                                          11484.00
                                                                          11526.00
                                                                          12100.00
                                                                          12885.00
12/31/95                                                                  13132.00
                                                                          13744.00
                                                                          13422.00
                                                                          13485.00
                                                                          13723.00
                                                                          14143.00
                                                                          14021.00
                                                                          14531.00
12/31/97                                                                  15040.00
                                                                          15523.00
                                                                          15758.00
                                                                          16170.00
                                                                          16971.00
                                                                          16993.00
                                                                          16790.00
                                                                          16606.00
12/31/99                                                                  16696.00
                                                                          16628.00
                                                                          17075.00
                                                                          17323.00
                                                                          17821.00
                                                                          18599.00
                                                                          19194.00
                                                                          19251.00
                                                                          20168.00
12/31/01                                                                  20180.00

                   Salomon Smith Barney Medium-Term Treasury/Government-Sponsored)
                                                                           Index(B
12/31/91                                                            $     10000.00
                                                                           9895.00
                                                                          10279.00
                                                                          10734.00
                                                                          10695.00
                                                                          11095.00
                                                                          11318.00
12/31/93                                                                  11561.00
                                                                          11573.00
                                                                          11358.00
                                                                          11303.00
                                                                          11384.00
                                                                          11373.00
                                                                          11846.00
                                                                          12398.00
12/31/95                                                                  12585.00
                                                                          13009.00
                                                                          12925.00
                                                                          13008.00
                                                                          13232.00
                                                                          13539.00
                                                                          13543.00
                                                                          13915.00
12/31/97                                                                  14273.00
                                                                          14593.00
                                                                          14820.00
                                                                          15092.00
                                                                          15789.00
                                                                          15834.00
                                                                          15794.00
                                                                          15755.00
12/31/99                                                                  15919.00
                                                                          15912.00
                                                                          16161.00
                                                                          16459.00
                                                                          16912.00
                                                                          17580.00
                                                                          18105.00
                                                                          18178.00
                                                                          19090.00
12/31/01                                                                  19062.00

Investment Grade Income Portfolio -- Primary Class

  -------------------------------------------------
                    Cumulative      Average Annual
                   Total Return      Total Return
  -------------------------------------------------
  One Year             +7.52%           +7.52%
  Five Years          +37.25            +6.54
  Ten Years           +94.41            +6.87
  -------------------------------------------------

[LINE GRAPH]

                                                                                                          SALOMON SMITH BARNEY
                                                 INVESTMENT GRADE INCOME      LEHMAN AGGREGATE BOND      BROAD INVESTMENT GRADE
                                                 PORTFOLIO-PRIMARY CLASS            INDEX(C)                   BOND INDEX(D)
                                                 -----------------------      ---------------------      ----------------------
12/31/91                                              $   10000                  $    10000                  $    10000
                                                           9896                        9872                        9884
                                                          10291                       10270                       10286
                                                          10731                       10712                       10729
                                                          10678                       10740                       10758
                                                          11119                       11184                       11206
                                                          11542                       11481                       11516
12/31/93                                                  11906                       11780                       11820
                                                          11877                       11787                       11825
                                                          11531                       11449                       11493
                                                          11286                       11331                       11381
                                                          11329                       11400                       11442
                                                          11304                       11443                       11488
                                                          11993                       12021                       12069
                                                          12743                       12753                       12808
12/31/95                                                  13013                       13003                       13050
                                                          13581                       13558                       13616
                                                          13373                       13317                       13378
                                                          13414                       13393                       13444
                                                          13700                       13641                       13695
                                                          14166                       14050                       14109
                                                          14111                       13971                       14036
                                                          14665                       14484                       14542
12/31/97                                                  15204                       14966                       15025
                                                          15627                       15406                       15469
                                                          15861                       15646                       15718
                                                          16138                       16011                       16081
                                                          16507                       16688                       16748
                                                          16719                       16745                       16817
                                                          16488                       16661                       16739
                                                          16332                       16515                       16584
12/31/99                                                  16442                       16627                       16704
                                                          16567                       16607                       16677
                                                          16928                       16973                       17042
                                                          17004                       17269                       17331
                                                          17493                       17789                       17860
                                                          18083                       18538                       18610
                                                          18651                       19100                       19184
                                                          18905                       19208                       19283
                                                          19482                       20094                       20192
12/31/01                                                  19441                       20103                       20195

High Yield Portfolio -- Primary Class

  ------------------------------------------------
                   Cumulative      Average Annual
                  Total Return      Total Return
  ------------------------------------------------
  One Year            -0.13%           -0.13%
  Five Years(E)       +3.35            +0.66
  Life of
    Fund(+)          +36.09            +3.97
  ------------------------------------------------
  (+) Inception date:  February 1, 1994
  ------------------------------------------------

[LINE GRAPH]

                                                                HIGH YIELD PORTFOLIO-PRIMARY       LEHMAN HIGH YIELD COMPOSITE
                                                                           CLASS                          BOND INDEX(F)
                                                                ----------------------------       ---------------------------
2/1/94                                                              $     10000.00                     $     10000.00
                                                                           9863.00                            9597.00
                                                                           9740.00                            9566.00
                                                                           9779.00                            9716.00
                                                                           9711.00                            9687.00
                                                                          10060.00                           10264.00
                                                                          10612.00                           10889.00
                                                                          11102.00                           11197.00
12/31/95                                                                  11461.00                           11544.00
                                                                          11917.00                           11749.00
                                                                          12241.00                           11943.00
                                                                          12705.00                           12421.00
                                                                          13170.00                           12855.00
                                                                          13451.00                           12998.00
                                                                          14086.00                           13602.00
                                                                          14780.00                           14221.00
12/31/97                                                                  15258.00                           14495.00
                                                                          15993.00                           14982.00
                                                                          16582.00                           15148.00
                                                                          15003.00                           14458.00
                                                                          14985.00                           14766.00
                                                                          16684.00                           15039.00
                                                                          16279.00                           15091.00
                                                                          15143.00                           14876.00
12/31/99                                                                  16307.00                           15119.00
                                                                          15966.00                           14766.00
                                                                          15778.00                           14936.00
                                                                          15210.00                           15020.00
                                                                          13628.00                           14233.00
                                                                          14053.00                           15138.00
                                                                          13688.00                           14792.00
                                                                          12976.00                           14166.00
12/31/01                                                                  13609.00                           14985.00

---------------

(A) The Lehman Intermediate Government/Credit Bond Index is a market value-weighted index that tracks the daily price, coupon, and total return performance of fixed rate, publicly placed, dollar-denominated obligations. Issuers include the U.S. Treasury, U.S. government agencies, quasi-federal corporations, and corporations whose debt is guaranteed by the U.S. government, and have at least $100 million par amount outstanding and at least one year to maturity.
(B) The Salomon Smith Barney Medium-Term Treasury/Government-Sponsored Index is an all-inclusive universe of institutionally traded U.S. Treasury and government-sponsored securities. The Index is market-capitalization weighted and includes fixed rate bonds with maturities between 1 and 10 years.
(C) The Lehman Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed rate, publicly placed, dollar-denominated, and nonconvertible investment grade debt issues with at least $100 million par amount outstanding and with at least one year to maturity.
(D) The Salomon Smith Barney Broad Investment Grade Bond Index is a market-weighted index that contains approximately 4,700 individually priced investment grade bonds rated BBB or better. The Index includes U.S. Treasury/agency issues, mortgage pass-through securities and corporate issues.
(E) Legg Mason Fund Adviser, Inc. has determined that the prices for several bonds in the portfolio were incorrect during the period from January 3, 1995 through December 11, 1998. Had correct prices for these bonds been used during this period, the average annual total return for the five years ended December 31, 2001, would have been 1.07%.
(F) The Lehman High Yield Composite Bond Index is a market value-weighted index that tracks the daily price, coupon, and total return performance of noninvestment grade, fixed rate, publicly placed, dollar-denominated, and nonconvertible debt registered with the U.S. Securities and Exchange Commission. Index returns are for periods beginning January 31, 1994.

Statement of Net Assets

Legg Mason Income Trust, Inc.
December 31, 2001
(Amounts in Thousands)

U.S. Government Intermediate-Term Portfolio

                                        Rate        Maturity Date          Par           Value
------------------------------------------------------------------------------------------------
Long-Term Investments -- 80.1%

U.S. Government and Agency Obligations -- 22.5%
 Fixed-Rate Securities -- 18.4%
 Fannie Mae                            6.2500%          2/1/11           $  8,900       $  9,040
 Freddie Mac                           5.0000%         5/15/04             11,000         11,330
 Freddie Mac                           6.8750%         9/15/10              2,928          3,160
 Freddie Mac                           5.6250%         3/15/11              2,080          2,062
 Freddie Mac                           5.8750%         3/21/11              9,722          9,608
 United States Treasury Bonds          5.7500%         8/15/10              3,560          3,734
 United States Treasury Bonds          5.0000%         8/15/11              1,880          1,874
 United States Treasury Bonds          8.0000%         11/15/21             7,670          9,710
 United States Treasury Bonds          6.2500%         5/15/30                290            314
 United States Treasury Notes          5.7500%         11/15/05             5,230          5,523
 United States Treasury Notes          5.2500%         11/15/28               160            150
                                                                                        --------
                                                                                          56,505
                                                                                        --------
 Indexed Securities -- 4.1%
 United States Treasury Inflation-
   Indexed Security                    3.8750%         4/15/29             11,890         12,663(F)
                                                                                        --------
Total U.S. Government and Agency Obligations
 (Identified Cost -- $69,607)                                                             69,168
------------------------------------------------------------------------------------------------
U.S. Government Agency Mortgage-Backed Securities -- 44.0%
 Fixed-Rate Securities -- 43.3%
 Fannie Mae                            8.5000%     6/1/10 to 8/1/11           644            684
 Fannie Mae                            6.5000%    11/1/10 to 10/1/31       79,575         79,815
 Fannie Mae                           12.5000%    11/1/12 to 4/1/18           640            762
 Fannie Mae                            7.0000%     1/1/13 to 9/1/31         5,231          5,347
 Fannie Mae                            9.5000%          7/1/14                303            326
 Fannie Mae                           11.0000%         12/1/15                250            279
 Fannie Mae                            9.0000%         11/1/21                694            751
 Fannie Mae                            6.0000%         11/1/27                  7              7
 Freddie Mac                           8.2500%          2/1/08                 93             98
 Freddie Mac                           8.5000%    12/1/08 to 6/1/21           595            638
 Freddie Mac                           9.7500%    11/1/09 to 11/1/14          158            171
 Freddie Mac                           9.0000%     1/1/17 to 1/1/21           900            971
 Freddie Mac                           7.0000%         1/25/21                601            622
 Freddie Mac                           6.5000%          4/1/29             24,774         24,843
 Freddie Mac                           8.0000%          2/1/31              2,563          2,688
 Freddie Mac                           6.5000%         12/31/31             5,000          5,006(E)
 Government National Mortgage
   Association                         9.0000%    7/15/04 to 9/15/22        1,507          1,613

Legg Mason Income Trust, Inc.

U.S. Government Intermediate-Term Portfolio -- Continued

                                       Rate        Maturity Date          Par           Value
-----------------------------------------------------------------------------------------------
U.S. Government Agency Mortgage-Backed Securities -- Continued
 Fixed-Rate Securities -- Continued
 Government National Mortgage
   Association                        6.0000%    5/15/14 to 2/15/29     $  4,697       $  4,624
 Government National Mortgage
   Association                        6.5000%   9/15/31 to 11/15/31        3,894          3,907
                                                                                       --------
                                                                                        133,152
                                                                                       --------
 Indexed Securities(C) -- 0.7%
 Government National Mortgage
   Association                        6.5625%         6/16/26             11,097          1,107
 Government National Mortgage
   Association                        6.6125%         8/16/26             10,610          1,089
                                                                                       --------
                                                                                          2,196
                                                                                       --------
Total U.S. Government Agency
 Mortgage-Backed Securities
 (Identified Cost -- $133,360)                                                          135,348
-----------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- 3.7%
 Banking and Finance -- 1.7%
 Ford Motor Credit Company            7.3750%          2/1/11              4,260          4,204
 General Motors Acceptance
   Corporation                        2.9313%         1/17/03              1,000            992(C)
                                                                                       --------
                                                                                          5,196
                                                                                       --------
 Environmental Services -- 1.5%
 Waste Management, Inc.               7.0000%         10/15/06             1,950          2,023
 Waste Management, Inc.               7.3750%          8/1/10              2,750          2,827
                                                                                       --------
                                                                                          4,850
                                                                                       --------
 Telecommunications -- 0.5%
 SBC Communications Inc.              5.7500%          5/2/06              1,500          1,535
                                                                                       --------
Total Corporate Bonds and Notes
 (Identified Cost -- $11,243)                                                            11,581
-----------------------------------------------------------------------------------------------
Asset-Backed Securities -- 5.4%
 Fixed-Rate Securities -- 5.0%
 Blackrock Capital Finance L.P.
   1997-R3                            7.2200%         11/25/28             2,057          2,111
 Conseco Finance Securitizations
   Corp. 2001-B                       6.0030%         6/15/32              5,000          5,140
 Conseco Finance Securitizations
   Corp. 2001-1                       6.9900%          7/1/32              5,600          5,471

                                       Rate        Maturity Date          Par           Value
-----------------------------------------------------------------------------------------------
Asset-Backed Securities -- Continued
 Fixed-Rate Securities -- Continued
 Green Tree Financial Corporation
   Series H 1998-6                    6.2700%          7/1/21           $  2,600       $  2,660
 Long Beach Asset Holdings
   Corporation NIM Trust 2000-2       8.2500%         9/21/07                180            179(B)
                                                                                       --------
                                                                                         15,561
                                                                                       --------
 Indexed Securities(C) -- 0.1%
 SLM Student Loan Trust 1998-2        3.6925%         4/25/07                229            230
                                                                                       --------
 Stripped Securities -- 0.3%
 New South Home Equity Trust 2001-1   5.4900%         3/25/03             14,000            873(H1)
                                                                                       --------
Total Asset-Backed Securities
 (Identified Cost -- $16,219)                                                            16,664
-----------------------------------------------------------------------------------------------
Mortgage-Backed Securities -- 2.9%
 Fixed-Rate Securities -- 2.9%
 Criimi Mae Commercial Mortgage
   Trust 1998-C1                      7.0000%          6/2/33              1,600          1,656(B)
 J.P. Morgan Commercial Mortgage
   Finance Corporation 1999-C8        7.4000%         7/15/31              1,600          1,718
 Ocwen Residential MBS Corporation
   1998-R2                            6.7500%         11/25/34             1,500          1,519(B)
 Washington Mutual Mortgage
   Securities Corp. 2001-2            6.0350%         4/25/31              3,931          3,976
                                                                                       --------
Total Mortgage-Backed Securities
 (Identified Cost -- $8,478)                                                              8,869
-----------------------------------------------------------------------------------------------
Yankee Bonds(A) -- 1.2%
 Foreign Governments -- 1.0%
 United Mexican States                8.3750%         1/14/11                440            456
 United Mexican States               11.5000%         5/15/26              2,210          2,812
                                                                                       --------
                                                                                          3,268
                                                                                       --------
 Telecommunications -- 0.2%
 France Telecom SA                    8.5000%          3/1/31                480            547(B)
                                                                                       --------
Total Yankee Bonds (Identified
 Cost -- $3,522)                                                                          3,815
-----------------------------------------------------------------------------------------------

Legg Mason Income Trust, Inc.

U.S. Government Intermediate-Term Portfolio -- Continued

                                       Rate        Maturity Date       Shares/Par       Value
-----------------------------------------------------------------------------------------------
Preferred Stocks -- 0.4%
 Home Ownership Funding Corporation  13.3310%                              1 shs       $    340(B,G)
 Home Ownership Funding Corporation
   II                                13.3380%                              1                953(B,G)
                                                                                       --------
Total Preferred Stocks (Identified
 Cost -- $1,537)                                                                          1,293
                                                                                       --------
Total Long-Term Securities
 (Identified Cost -- $243,966)                                                          246,738
-----------------------------------------------------------------------------------------------
Short-Term Securities -- 20.5%

Corporate Bonds and Notes -- 2.7%
 AT&T Corp.                           3.3250%          8/6/02           $  2,000          2,000(B)
 Raytheon Company                     6.4500%         8/15/02              3,474          3,544
 TRW Inc.                             2.3300%         3/25/02              2,580          2,577(C)
                                                                                       --------
                                                                                          8,121
                                                                                       --------
U.S. Government and Agency Obligations -- 0.3%
 Fannie Mae                           0.0000%         2/21/02              1,000            995(D,I)
                                                                                       --------
U.S. Government Agency Mortgage-Backed Securities -- N.M.
 Freddie Mac                          9.0000%          2/1/02                  1              1
                                                                                       --------
Repurchase Agreements -- 17.5%
Lehman Brothers, Inc. 1.55%, dated
 12/31/01, to be repurchased at
 $23,889 on 1/2/02 (Collateral:
 $23,887 Resolution Funding Corp.
 principal-only security, 0%, due
 1/15/21, value $24,365)                                                  23,887         23,887

                                                                          Par           Value
-----------------------------------------------------------------------------------------------
Repurchase Agreements -- Continued
Merrill Lynch Government Securities, Inc.
 1.75%, dated 12/31/01, to be
 repurchased at $30,003 on 1/2/02
 (Collateral: $30,000 Resolution
 Funding Corp. principal-only
 security, 0%, due 1/15/21, value
 $30,600)                                                               $ 30,000       $ 30,000
                                                                                       --------
                                                                                         53,887
                                                                                       --------
Total Short-Term Securities
 (Identified Cost -- $62,943)                                                            63,004
-----------------------------------------------------------------------------------------------
Total Investments -- 100.6% (Identified Cost -- $306,909)                               309,742
Other Assets Less Liabilities -- (0.6)%                                                  (1,924)
                                                                                       --------

NET ASSETS CONSIST OF:
Accumulated paid-in capital applicable to:
 29,135 Primary Class shares outstanding                                               $312,463
    700 Institutional Class shares outstanding                                            7,190
Undistributed net investment income                                                          46
Accumulated net realized gain/(loss) on investments, options and
 futures                                                                                (14,609)
Unrealized appreciation/(depreciation) of investments, options and
 futures                                                                                  2,728
                                                                                       --------

NET ASSETS -- 100.0%                                                                   $307,818
                                                                                       ========
NET ASSET VALUE PER SHARE:

 PRIMARY CLASS                                                                           $10.32
                                                                                         ======
 INSTITUTIONAL CLASS                                                                     $10.32
                                                                                         ======
-----------------------------------------------------------------------------------------------

Legg Mason Income Trust, Inc.

U.S. Government Intermediate-Term Portfolio -- Continued

                            Expiration   Actual     Appreciation/
                               Date     Contracts   (Depreciation)
------------------------------------------------------------------
Futures Contracts Purchased(J)
U.S. Treasury Note Futures  March 2002     131           $ 17
U.S. Treasury Bond Futures  March 2002      86            (66)
                                                         ----
                                                         $(49)
                                                         ----
Futures Contracts Written(J)
Eurodollar Futures          June 2002       50           $ (3)
U.S. Treasury Note Futures  March 2002     156            (53)
                                                         ----
                                                         $(56)
                                                         ----
------------------------------------------------------------------

(A) Yankee Bond -- A dollar-denominated bond issued in the U.S. by foreign entities.

(B) Rule 144a Security -- A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 2.4% of net assets.

(C) Indexed Security -- The rates of interest earned on these securities are tied to the London Interbank Offered Rate (LIBOR), Consumer Price Index
    (CPI), or the One-Year Treasury Constant Maturity Rate. The rates are as of December 31, 2001.

(D) Zero-coupon bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

(E) When-issued security -- Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.

(F) U.S. Treasury Inflation-Indexed Security -- U.S. Treasury security whose principal value is adjusted daily in accordance with changes in the Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.

(G) Stepped-coupon security -- A security with a predetermined schedule of interest or dividend rate changes.

(H) Stripped security -- Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.

(I) Collateral to cover futures contracts.

(J) Futures are described in more detail in the notes to financial statements.

N.M. -- Not meaningful.

See notes to financial statements.

Statement of Net Assets

Legg Mason Income Trust, Inc.
December 31, 2001
(Amounts in Thousands)

Investment Grade Income Portfolio

                                         Rate        Maturity Date         Par          Value
-----------------------------------------------------------------------------------------------
Long-Term Securities -- 83.4%

Corporate Bonds and Notes -- 30.2%
 Aerospace/Defense -- 1.4%
 Raytheon Company                        6.400%         12/15/18         $  3,000      $  2,768
 Systems 2001 Asset Trust                6.664%         9/15/13               901           926(B)
                                                                                       --------
                                                                                          3,694
                                                                                       --------
 Auto Parts and Equipment -- 0.3%
 American Axle & Manufacturing Inc.      9.750%          3/1/09                50            51
 Lear Corporation                        7.960%         5/15/05               270           273
 Visteon Corporation                     8.250%          8/1/10               430           445
                                                                                       --------
                                                                                            769
                                                                                       --------
 Automotive -- 0.4%
 Ford Motor Company                      8.900%         1/15/32               370           397
 Ford Motor Company                      7.700%         5/15/97               630           565
                                                                                       --------
                                                                                            962
                                                                                       --------
 Banking and Finance -- 4.6%
 Associates Corporation of North
   America                               8.150%          8/1/09               775           865
 Capital One Bank                        6.500%         7/30/04               510           514
 Credit Suisse First Boston USA          5.875%          8/1/06             1,500         1,526
 Dresdner Funding Trust I                8.151%         6/30/31               200           214(B)
 Ford Motor Credit Company               7.600%          8/1/05               250           257
 Ford Motor Credit Company               5.800%         1/12/09             2,500         2,266
 General Motors Acceptance Corporation   7.250%          3/2/11               160           161
 General Motors Acceptance Corporation   0.000%         6/15/15             2,700           967(D)
 IBJ Preferred Capital Corp. LLC         8.790%         12/29/49            1,560         1,165(B,G)
 SB Treasury Company LLC                 9.400%         12/29/49              840           806(B,G)
 The Sanwa Bank, Ltd., New York          7.400%         6/15/11               500           439
 Transamerica Finance Corporation        5.750%         1/28/04             2,000         2,071
 UBS Preferred Funding Trust I           8.622%         10/1/99               400           446(G)
                                                                                       --------
                                                                                         11,697
                                                                                       --------
 Building Materials -- 0.1%
 American Standard Cos., Inc.            8.250%          6/1/09                37            38
 American Standard Cos., Inc.            7.625%         2/15/10                 5             5
 Nortek, Inc.                            8.875%          8/1/08               100            99
                                                                                       --------
                                                                                            142
                                                                                       --------

Legg Mason Income Trust, Inc.

Investment Grade Income Portfolio -- Continued

                                        Rate        Maturity Date         Par          Value
----------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
 Cable -- 0.3%
 Cablevision Systems New York Group     8.125%         8/15/09          $    230      $    237
 Century Communications Corp.           8.875%         1/15/07                39            37
 Charter Communications Holdings, LLC   8.625%          4/1/09               150           143
 TCI Communications, Inc.               6.375%          5/1/03               240           249
 Tele-Communications, Inc.              7.125%         2/15/28               180           177
                                                                                      --------
                                                                                           843
                                                                                      --------
 Chemicals -- 0.1%
 Lyondell Chemical Company              9.875%          5/1/07                30            30
 The Dow Chemical Company               7.375%         11/1/29               290           316
                                                                                      --------
                                                                                           346
                                                                                      --------
 Consumer Products -- 0.2%
 Unilever Capital Corporation           7.125%         11/1/10               480           519
                                                                                      --------

 Diversified Services -- 0.2%
 Gemstone Investors Limited             7.710%         10/31/04              440           428(B)
                                                                                      --------

 Electric -- 2.4%
 Cleveland Electric Illuminating
   Company                              7.880%         11/1/17               850           890
 CMS Energy Corporation                 7.500%         1/15/09               100            95
 Exelon Corporation                     6.750%          5/1/11             2,000         2,005
 Mirant Americas Generation LLC         8.300%          5/1/11               800           740
 Niagara Mohawk Power Corporation       7.750%         10/1/08             1,010         1,073
 Niagara Mohawk Power Corporation       0.000%          7/1/10               720           674(G)
 System Energy Resources, Inc.          7.430%         1/15/11               610           629
                                                                                      --------
                                                                                         6,106
                                                                                      --------
 Electronics -- 0.8%
 Midwest Generation LLC                 8.560%          1/2/16             2,000         1,984
                                                                                      --------

 Energy -- 1.4%
 Calpine Corporation                    4.000%         12/26/06            1,520         1,765(B,L)
 Calpine Corporation                    7.750%         4/15/09                49            43
 Calpine Corporation                    8.500%         2/15/11             1,120         1,003
 FirstEnergy Corp.                      6.450%         11/15/11              310           303

                                        Rate        Maturity Date         Par          Value
----------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
 Energy -- Continued
 FirstEnergy Corp.                      7.375%         11/15/31         $    290      $    283
 The AES Corporation                    9.500%          6/1/09               360           306
                                                                                      --------
                                                                                         3,703
                                                                                      --------
 Entertainment -- 0.6%
 The Walt Disney Company                5.620%         12/1/08             1,550         1,461
                                                                                      --------

 Environmental Services -- 1.6%
 Republic Services, Inc.                6.750%         8/15/11             2,340         2,343
 Safety-Kleen Corp.                     9.250%         5/15/09               122         0.012(H)
 Waste Management, Inc.                 7.375%         5/15/29             1,700         1,661
                                                                                      --------
                                                                                         4,004
                                                                                      --------
 Food, Beverage and Tobacco -- 3.3%
 Nabisco Incorporated                   7.050%         7/15/07             3,100         3,270
 Philip Morris Companies Inc.           7.750%         1/15/27             1,165         1,204
 R.J. Reynolds Tobacco Holdings, Inc.   7.750%         5/15/06             1,280         1,335
 R.J. Reynolds Tobacco Holdings, Inc.   7.875%         5/15/09               860           870
 The Pepsi Bottling Group
   Incorporated                         7.000%          3/1/29             1,800         1,908
                                                                                      --------
                                                                                         8,587
                                                                                      --------
 Gaming -- 0.1%
 Horseshoe Gaming Holding Corp.         8.625%         5/15/09                69            71
 International Game Technology          8.375%         5/15/09                70            74
                                                                                      --------
                                                                                           145
                                                                                      --------
 Gas and Pipeline Utilities -- 2.1%
 CMS Panhandle Holding Company          6.125%         3/15/04               400           404
 The Williams Companies, Inc.           7.625%         7/15/19             2,000         1,977
 Union Oil Company of California        7.350%         6/15/09             3,000         3,141
                                                                                      --------
                                                                                         5,522
                                                                                      --------
 Health Care -- 1.6%
 Bristol-Myers Squibb Company           5.750%         10/1/11             2,100         2,071
 HEALTHSOUTH Corporation                8.375%         10/1/11             2,000         2,055(B)
                                                                                      --------
                                                                                         4,126
                                                                                      --------

Legg Mason Income Trust, Inc.

Investment Grade Income Portfolio -- Continued

                                        Rate        Maturity Date         Par          Value
----------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
 Insurance -- 1.6%
 Ace Capital Trust II                   9.700%          4/1/30          $  2,100      $  2,386
 Loews Corporation                      7.625%          6/1/23             1,000           979
 Loews Corporation                      7.000%         10/15/23            1,000           925
                                                                                      --------
                                                                                         4,290
                                                                                      --------
 Machinery (Diversified) -- N.M.
 Terex Corporation                      8.875%          4/1/08               132           130
                                                                                      --------

 Media -- 0.9%
 EchoStar DBS Corporation               9.375%          2/1/09                29            30
 News America Holdings Incorporated     8.875%         4/26/23               500           549
 News America Holdings Incorporated     7.750%          2/1/24                80            79
 News America Holdings Incorporated     8.250%         10/17/96              200           193
 News America Incorporated              7.625%         11/30/28            1,410         1,366
                                                                                      --------
                                                                                         2,217
                                                                                      --------
 Oil and Gas -- 1.4%
 Burlington Resources Finance Company   6.500%         12/1/11               490           478(B)
 Conoco Funding Company                 6.350%         10/15/11            1,010         1,023
 El Paso Corporation                    7.800%          8/1/31             2,000         1,983
                                                                                      --------
                                                                                         3,484
                                                                                      --------
 Real Estate -- 0.1%
 Socgen Real Estate Co. LLC             7.640%         12/29/49              180           186(B,G)
                                                                                      --------

 Retail -- 0.1%
 Wal-Mart Stores, Inc.                  7.550%         2/15/30               200           231
                                                                                      --------

 Telecommunications -- 3.7%
 AT&T Corp.                             6.000%         3/15/09             1,860         1,769
 AT&T Wireless Services Inc.            7.350%          3/1/06             1,500         1,583
 GTE Corporation                        6.940%         4/15/28             1,700         1,703
 Sprint Capital Corporation             6.900%          5/1/19             1,080         1,010
 TCI Communications Financing III       9.650%         3/31/27             1,650         1,834
 WorldCom, Inc.                         7.500%         5/15/11             1,500         1,536
                                                                                      --------
                                                                                         9,435
                                                                                      --------

                                        Rate        Maturity Date         Par          Value
----------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
 Transportation -- 0.2%
 Consolidated Rail Corporation          7.875%         5/15/43          $    600      $    619
                                                                                      --------

 Utilities -- 0.7%
 Entergy Gulf States, Inc.              8.250%          4/1/04             1,800         1,931
                                                                                      --------
Total Corporate Bonds and Notes
 (Identified Cost -- $75,876)                                                           77,561
----------------------------------------------------------------------------------------------
Asset-Backed Securities -- N.M.
 Indexed Securities(C) -- N.M.
 SLM Student Loan Trust 1997-2          3.553%         10/25/05               65            65
                                                                                      --------
Total Asset-Backed Securities
 (Identified Cost -- $65)                                                                   65
----------------------------------------------------------------------------------------------
Mortgage-Backed Securities -- 2.0%
 Fixed-Rate Securities -- 1.9%
 Asset Securitization Corporation
   1996-D2                              6.920%         2/14/29             1,037         1,091
 CAPCO America Securitization
   Corporation 1998-D7                  6.260%         9/15/08               800           817
 Nomura Asset Securities Corporation
   1998-D6                              6.590%         3/15/30             2,000         2,084
 Nomura Asset Securities Corporation
   1996-MD5                             7.120%         4/13/39               680           722
 PSB Financial Corporation II A        11.050%         12/1/15               185           190
                                                                                      --------
                                                                                         4,904
                                                                                      --------
 Stripped Securities -- 0.1%
 Prudential Mortgage Capital Funding,
   LLC 2001-X2                          0.470%          5/1/34             9,034           314(K1)
                                                                                      --------

 Variable-Rate Securities(I) -- N.M.
 Resolution Trust Corporation A1        7.190%         4/25/28                59            60(B)
                                                                                      --------
Total Mortgage-Backed Securities
 (Identified Cost -- $4,998)                                                             5,278
----------------------------------------------------------------------------------------------
U.S. Government and Agency Obligations -- 12.7%
 Fixed-Rate Securities -- 7.7%
 Fannie Mae                             7.000%         7/15/05               860           932
 Fannie Mae                             6.000%         5/15/11               700           712

Legg Mason Income Trust, Inc.

Investment Grade Income Portfolio -- Continued

                                        Rate        Maturity Date         Par          Value
----------------------------------------------------------------------------------------------
U.S. Government and Agency Obligations -- Continued
 Fixed-Rate Securities -- Continued
 Fannie Mae                             5.375%         11/15/11         $    300      $    291
 Federal Home Loan Bank                 3.625%         10/15/04            1,060         1,054
 Freddie Mac                            5.625%         3/15/11               120           119
 Freddie Mac                            5.875%         3/21/11             6,626         6,548
 Freddie Mac                            5.500%         9/15/11               183           179
 Freddie Mac                            6.750%         9/15/29               310           329
 Tennessee Valley Authority             5.375%         11/13/08              150           150
 Tennessee Valley Authority             6.750%         11/1/25               310           330
 United States Treasury Bonds           5.750%         8/15/10                30            31
 United States Treasury Bonds           6.125%         8/15/29             1,630         1,725
 United States Treasury Bonds           6.250%         5/15/30             2,940         3,182
 United States Treasury Notes           4.625%         5/15/06               340           345
 United States Treasury Notes           5.000%         8/15/11             3,655         3,644
 United States Treasury Notes           6.500%         2/15/10               220           241
                                                                                      --------
                                                                                        19,812
                                                                                      --------
 Indexed Securities -- 5.0%
 United States Treasury
   Inflation-Indexed Security           3.625%         1/15/08             4,576         4,624(F)
 United States Treasury
   Inflation-Indexed Security           3.625%         4/15/28             6,218         6,341(F)
 United States Treasury
   Inflation-Indexed Security           3.875%         4/15/29             1,643         1,750(F)
                                                                                      --------
                                                                                        12,715
                                                                                      --------
Total U.S. Government and Agency
 Obligations (Identified
 Cost -- $32,309)                                                                       32,527
----------------------------------------------------------------------------------------------
U.S. Government Agency Mortgage-Backed Securities -- 23.2%
 Fixed-Rate Securities -- 23.1%
 Fannie Mae                             8.000%    4/25/06 to 6/1/15          647           677
 Fannie Mae                             6.000%     9/1/25 to 8/1/31       18,564        18,159
 Fannie Mae                             7.500%          7/1/31               160           165
 Fannie Mae                             6.000%         12/31/31              200           195(E)
 Freddie Mac                            8.500%    2/1/04 to 11/1/09          131           139
 Freddie Mac                            8.750%          1/1/08               156           166
 Freddie Mac                            6.000%          2/1/14             1,467         1,475
 Freddie Mac                            7.500%     6/1/24 to 9/1/24          752           782
 Freddie Mac                            7.000%     8/1/24 to 4/1/29        4,411         4,523
 Freddie Mac                            8.000%          7/1/26               420           441
 Freddie Mac                            6.500%         12/1/31             1,600         1,602(E)

                                        Rate        Maturity Date         Par          Value
----------------------------------------------------------------------------------------------
U.S. Government Agency Mortgage-Backed Securities -- Continued
 Fixed-Rate Securities -- Continued
 Government National Mortgage
   Association                          6.000%    4/15/14 to 3/15/29    $  2,620      $  2,596
 Government National Mortgage
   Association                          9.000%    7/15/16 to 6/15/17         350           382
 Government National Mortgage
   Association                          7.000%    2/15/23 to 3/15/31       4,902         5,035
 Government National Mortgage
   Association                          7.500%    2/15/23 to 6/15/31       6,788         7,041
 Government National Mortgage
   Association                          8.000%         10/15/30            1,939         2,030
 Government National Mortgage
   Association                          6.500%    4/15/31 to 8/15/31      13,723        13,770
 Government National Mortgage
   Association                          6.000%         12/31/31              200           196(E)
                                                                                      --------
                                                                                        59,374
                                                                                      --------
 Indexed Securities(C) -- 0.1%
 Freddie Mac                            6.705%          9/1/24               254           256
                                                                                      --------
Total U.S. Government Agency
 Mortgage-Backed Securities
 (Identified Cost -- $58,905)                                                           59,630
----------------------------------------------------------------------------------------------
Yankee Bonds(A) -- 15.3%
 Automotive -- 0.4%
 General Motors Nova Scotia Finance     6.850%         10/15/08            1,160         1,154
                                                                                      --------

 Banking and Finance -- 3.7%
 Korea Development Bank                 6.750%         12/1/05             1,020         1,037
 PDVSA Finance Ltd.                     8.500%         11/16/12            1,910         1,738
 PDVSA Finance Ltd. 1999 - I            9.750%         2/15/10             4,000         4,196
 PDVSA Finance Ltd. 1999 - K            9.950%         2/15/20               800           810
 Royal Bank of Scotland Group plc       8.817%         3/31/49             1,500         1,626
                                                                                      --------
                                                                                         9,407
                                                                                      --------
 Chemicals -- N.M.
 Avecia Group plc                      11.000%          7/1/09               129           123
                                                                                      --------


Legg Mason Income Trust, Inc.

Investment Grade Income Portfolio -- Continued

                                        Rate        Maturity Date         Par          Value
----------------------------------------------------------------------------------------------
Yankee Bonds -- Continued
 Foreign Governments -- 4.9%
 Federative Republic of Brazil          8.000%         4/15/14          $  4,421      $  3,365
 Province of Manitoba                   9.500%         9/15/18             1,080         1,445
 Republic of Colombia                  11.750%         2/25/20               560           563
 Republic of Panama                     4.625%         7/17/16               641           522(C)
 Republic of Panama                    10.750%         5/15/20               130           139
 Republic of Peru                       3.750%          3/7/17               860           612(G)
 Republic of Peru                       4.500%          3/7/17               320           246(B,G)
 Republic of the Philippines            9.875%         1/15/19               450           425
 Republic of the Philippines            9.500%         10/21/24              250           260
 United Mexican States                  8.375%         1/14/11             1,200         1,242
 United Mexican States                 11.500%         5/15/26             2,840         3,614
                                                                                      --------
                                                                                        12,433
                                                                                      --------
 Oil and Gas -- 1.2%
 Petroliam Nasional Berhad              7.625%         10/15/26              450           419(B)
 YPF Sociedad Anonima                  10.000%         11/2/28             3,500         2,695
                                                                                      --------
                                                                                         3,114
                                                                                      --------
 Steel (Producers) -- 1.2%
 Pohang Iron & Steel Co., Ltd.          7.375%         5/15/05             3,000         3,157
                                                                                      --------

 Telecommunications -- 2.2%
 British Telecommunications plc         8.375%         12/15/10              900           994
 British Telecommunications plc         8.875%         12/15/30              420           482
 France Telecom SA                      7.750%          3/1/11               700           750(B)
 France Telecom SA                      8.500%          3/1/31               340           387(B)
 Telefonica de Argentina S.A.          11.875%         11/1/04             4,000         3,000
                                                                                      --------
                                                                                         5,613
                                                                                      --------
 Transportation -- 1.0%
 C P Railway Limited                    7.125%         10/15/31            2,500         2,486
                                                                                      --------

 Utilities -- 0.7%
 Tata Electric Company                  8.500%         8/19/17             2,000         1,755(B)
                                                                                      --------
Total Yankee Bonds
 (Identified Cost -- $40,351)                                                           39,242
                                                                                      --------
Total Long-Term Securities
 (Identified Cost -- $212,504)                                                         214,303
----------------------------------------------------------------------------------------------

                                        Rate        Maturity Date         Par          Value
----------------------------------------------------------------------------------------------
Short-Term Securities -- 16.1%

Corporate Bonds and Notes -- 0.2%
 Niagara Mohawk Power Corporation       7.250%         10/1/02          $    476      $    490
                                                                                      --------

U.S. Government and Agency Obligations -- 8.0%
 Fannie Mae                             0.000%          1/2/02            10,000        10,000(D)
 Fannie Mae                             0.000%         2/21/02               500           497(D,J)
 Freddie Mac                            0.000%          1/2/02            10,000        10,000(D)
                                                                                      --------
                                                                                        20,497
                                                                                      --------

Yankee Bonds(A) -- 0.1%
 YPF Sociedad Anonima                   7.500%         10/26/02              222           214
                                                                                      --------

Repurchase Agreements -- 7.8%
 Lehman Brothers, Inc.
   1.55%, dated 12/31/01, to be
   repurchased at $10,035 on 1/2/02
   (Collateral: $34,550 Resolution
   Funding Corp. principal-only
   security, 0%, due 1/15/21, value
   $10,235)                                                               10,034        10,034

 Merrill Lynch Government Securities, Inc.
   1.75%, dated 12/31/01, to be repurchased at
   $10,001 on 1/2/02 (Collateral: $34,430
   Resolution Funding Corp. principal-only
   security, 0%, due 1/15/21, value $13,609)                              10,000        10,000
                                                                                      --------
                                                                                        20,034
                                                                                      --------
Total Short-Term Securities
 (Identified Cost -- $41,229)                                                           41,235
----------------------------------------------------------------------------------------------
Total Investments -- 99.5% (Identified Cost -- $253,733)                               255,538
Other Assets Less Liabilities -- 0.5%                                                    1,184
                                                                                      --------

NET ASSETS -- 100.0%                                                                  $256,722
                                                                                      ========

Legg Mason Income Trust, Inc.

Investment Grade Income Portfolio -- Continued


----------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Accumulated paid-in capital applicable to:
 25,273 Primary Class shares outstanding                                              $261,266
    141 Institutional Class shares outstanding                                           1,415
Undistributed net investment income                                                         75
Accumulated net realized gain/(loss) on investments, options and
 futures                                                                                (7,811)
Unrealized appreciation/(depreciation) of investments, options and
 futures                                                                                 1,777
                                                                                      --------

NET ASSETS                                                                            $256,722
                                                                                      ========
NET ASSET VALUE PER SHARE:

 PRIMARY CLASS                                                                          $10.10
                                                                                        ======
 INSTITUTIONAL CLASS                                                                    $10.11
                                                                                        ======
----------------------------------------------------------------------------------------------

                                     Expiration   Actual     Appreciation/
                                        Date     Contracts   (Depreciation)
---------------------------------------------------------------------------
Futures Contracts Purchased(M)
U.S. Treasury Note Futures           March 02        32          $ (26)
U.S. Treasury Note Futures           March 02        15             (3)
                                                                 -----
                                                                 $ (29)
                                                                 -----
Futures Contracts Written(M)
U.S. Treasury Note Futures           March 02       133          $   1
                                                                 -----
---------------------------------------------------------------------------

(A) Yankee Bond -- A dollar-denominated bond issued in the U.S. by foreign entities.

(B) Rule 144a Security -- A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 4.3% of net assets.

(C) Indexed Security -- The rates of interest earned on these securities are tied to the London Interbank Offered Rate (LIBOR), Consumer Price Index
    (CPI), or the One-Year Treasury Constant Maturity Rate. The rates are as of December 31, 2001.

(D) Zero coupon bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

(E) When-issued security -- Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.

(F) U.S. Treasury Inflation-Indexed Security -- U.S. Treasury security whose principal value is adjusted daily in accordance with changes in the Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.

(G) Stepped coupon security -- A security with a predetermined schedule of interest or dividend rate changes.

(H) Bond is in default at December 31, 2001.

(I) The coupon rates shown on variable rate securities are the rates at December 31, 2001. These rates vary with the weighted average coupon of the underlying loans.

(J) Collateral to cover futures contracts.

(K) Stripped security -- Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.

(L) Convertible bond -- Bond may be converted into common stock of the company.

(M) Futures are described in more detail in the notes to financial statements.

N.M. -- Not meaningful.

See notes to financial statements.

Statement of Net Assets

Legg Mason Income Trust, Inc.
December 31, 2001
(Amounts in Thousands)

High Yield Portfolio

                                                 Rate     Maturity Date      Par           Value
--------------------------------------------------------------------------------------------------
Long-Term Securities -- 92.8%

Corporate Bonds and Notes -- 76.6%
 Advertising -- 0.2%
 Next Generation Network, Inc.                  14.000%     2/1/03          $8,649        $    443(F)
                                                                                          --------

 Animal Hospitals -- 0.7%
 Vicar Operating, Inc.                           9.875%    12/1/09           1,353           1,380(B)
                                                                                          --------

 Apparel -- 0.5%
 Levi Strauss & Co.                              6.800%    11/1/03           1,251           1,101
                                                                                          --------

 Auto Parts and Equipment -- 0.5%
 American Axle & Manufacturing Inc.              9.750%     3/1/09           1,000           1,025
                                                                                          --------

 Automotive -- 0.7%
 Collins & Aikman Products Company              10.750%    12/31/11          1,440           1,451(B)
                                                                                          --------

 Banking and Finance -- 3.5%
 Alamosa Delaware Incorporated                  13.625%    8/15/11           2,040           2,142
 Armkel Finance, Inc.                            9.500%    8/15/09           1,380           1,442(B)
 Golden State Holdings                           7.125%     8/1/05             825             822
 Terra Capital Inc.                             12.875%    10/15/08          2,030           2,010(B)
 The FINOVA Group Inc.                           7.500%    11/15/09          1,640             689
                                                                                          --------
                                                                                             7,105
                                                                                          --------
 Building Materials -- 0.9%
 Nortek, Inc.                                    8.875%     8/1/08           1,777           1,759
                                                                                          --------

 Cable -- 7.3%
 Adelphia Communications Corporation            10.250%    11/1/06           1,601           1,633
 Adelphia Communications Corporation            10.875%    10/1/10             202             204
 Adelphia Communications Corporation            10.250%    6/15/11             900             891
 Century Communications Corp.                    9.750%    2/15/02             300             300
 Century Communications Corp.                    8.875%    1/15/07             190             182
 Charter Communications Holdings, LLC            8.625%     4/1/09           1,745           1,666
 Charter Communications Holdings, LLC           10.750%    10/1/09           1,505           1,573

                                                Rate     Maturity Date      Par           Value
-------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
 Cable -- Continued
 Charter Communications Holdings, LLC           9.625%    11/15/09         $2,150        $  2,177
 Insight Communications Company, Inc.           0.000%    2/15/11           1,940           1,154(G)
 LIN Television Corporation                     8.000%    1/15/08             500             506
 Mediacom LLC                                   9.500%    1/15/13             396             411
 Price Communications Wireless, Inc.            9.125%    12/15/06          1,090           1,142
 Sinclair Broadcast Group, Inc.                 8.750%    12/15/11          1,513           1,513(B)
 Telemundo Holdings Inc.                        0.000%    8/15/08             560             526(G)
 Young Broadcasting Inc.                        8.500%    12/15/08            725             729(B)
                                                                                         --------
                                                                                           14,607
                                                                                         --------
 Chemicals -- 5.0%
 Equistar Chemical                             10.125%     9/1/08             140             141
 Georgia Gulf Corporation                      10.375%    11/1/07           1,365           1,427
 Hercules Incorporated                         11.125%    11/15/07            482             494
 Huntsman International Holdings LLC            0.000%    12/31/09          6,325           1,613(D)
 IMC Global Inc.                                6.500%     8/1/03             690             680
 IMC Global Inc.                               10.875%     6/1/08           1,018           1,087
 Lyondell Chemical Company                      9.875%     5/1/07             695             693
 Lyondell Chemical Company                      9.500%    12/15/08            410             408(B)
 MacDermid, Incorporated                        9.125%    7/15/11             910             933
 Millennium America Incorporated                9.250%    6/15/08             373             379
 Noveon, Inc.                                  11.000%    2/28/11             646             678
 OM Group, Inc.                                 9.250%    12/15/11          1,018           1,038(B)
 Terra Industries Inc.                         10.500%    6/15/05             545             417
                                                                                         --------
                                                                                            9,988
                                                                                         --------
 Commercial Services -- 0.2%
 LIN Holdings Corp.                             0.000%     3/1/08             470             301(G)
                                                                                         --------

 Construction and Machinery -- 0.6%
 Better Minerals & Aggregates                  13.000%    9/15/09           1,420           1,207
                                                                                         --------

 Consumer Products -- 0.9%
 Weight Watchers International Incorporated    13.000%    10/1/09           1,490           1,714
                                                                                         --------


Legg Mason Income Trust, Inc.

High Yield Portfolio -- Continued

                                                Rate     Maturity Date      Par           Value
-------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
 Containers and Packaging (Paper) -- 2.5%
 Container Corporation of America               9.750%     4/1/03          $  630        $    646
 Four M Corporation                            12.000%     6/1/06           1,230           1,205
 Packaging Corp. of America                     9.625%     4/1/09             380             414
 Plastipak Holdings, Inc.                      10.750%     9/1/11           1,410           1,488(B)
 Riverwood International Corporation           10.875%     4/1/08           1,150           1,167
                                                                                         --------
                                                                                            4,920
                                                                                         --------
 Electric -- 2.6%
 L-3 Communications Corp.                      10.375%     5/1/07           1,010           1,087
 Orion Power Holdings, Inc.                    12.000%     5/1/10           1,905           2,286
 The AES Corporation                            7.375%    6/15/03             430             409
 The AES Corporation                            9.500%     6/1/09           1,310           1,114
 The AES Corporation                            9.375%    9/15/10             375             325
                                                                                         --------
                                                                                            5,221
                                                                                         --------
 Electronics -- 0.5%
 Amkor Technology, Inc.                        10.500%     5/1/09           1,118             995
                                                                                         --------

 Energy -- 4.5%
 Calpine Corporation                            8.625%    8/15/10           2,695           2,412
 Calpine Corporation                            8.500%    2/15/11             340             304
 CMS Energy Corporation                         9.875%    10/15/07          3,100           3,249
 Ocean Energy, Inc.                             8.375%     7/1/08           1,210           1,266
 Peabody Energy Corporation                     8.875%    5/15/08             570             610
 Peabody Energy Corporation                     9.625%    5/15/08           1,234           1,320
                                                                                         --------
                                                                                            9,161
                                                                                         --------
 Engineering and Construction -- 0.1%
 Washington Group International, Inc.          12.000%     7/1/10           1,665             258(B,H)
                                                                                         --------

 Entertainment -- 1.0%
 Six Flags, Inc.                                9.500%     2/1/09           2,060           2,073
                                                                                         --------


                                                Rate     Maturity Date      Par           Value
-------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
 Environmental Services -- 1.4%
 Allied Waste North America Incorporated        8.875%     4/1/08          $  770        $    797
 Allied Waste North America Incorporated        8.500%    12/1/08           1,610           1,626(B)
 Allied Waste North America Incorporated       10.000%     8/1/09             445             456
 Safety-Kleen Corp.                             9.250%    5/15/09           4,500               1(H)
                                                                                         --------
                                                                                            2,880
                                                                                         --------
 Food, Beverage and Tobacco -- 1.7%
 Cott Corporation                               8.500%     5/1/07             720             740
 DIMON Incorporated                             9.625%    10/15/11          1,323           1,369(B)
 Land O' Lakes Inc.                             8.750%    11/15/11          1,329           1,283(B)
                                                                                         --------
                                                                                            3,392
                                                                                         --------
 Forest Products/Paper -- 0.5%
 Potlatch Corporation                          10.000%    7/15/11             960             997(B)
                                                                                         --------

 Gaming -- 5.6%
 Anchor Gaming                                  9.875%    10/15/08            770             841
 Argosy Gaming Company                          9.000%     9/1/11             670             700
 Boyd Gaming Corporation                        9.250%    10/1/03             780             794
 Harrahs Operating Company, Inc.                7.875%    12/15/05            400             415
 Horseshoe Gaming Holding Corp.                 8.625%    5/15/09           1,480           1,530
 Mirage Resorts Incorporated                    6.625%     2/1/05             230             230
 Mohegan Tribal Gaming Authority                8.750%     1/1/09             917             958
 Park Place Entertainment Corporation           7.875%    12/15/05            240             240
 Park Place Entertainment Corporation           8.500%    11/15/06            390             408
 Park Place Entertainment Corporation           9.375%    2/15/07             310             322
 Park Place Entertainment Corporation           8.875%    9/15/08             960             972
 Station Casinos, Inc.                          9.875%     7/1/10           2,250           2,278
 Venetian Casino Resort LLC                    12.250%    11/15/04          1,625           1,625
                                                                                         --------
                                                                                           11,313
                                                                                         --------
 Health Care -- 5.7%
 Alaris Medical Systems, Inc.                  11.625%    12/1/06             550             594(B)
 Beverly Enterprises, Inc.                      9.625%    4/15/09           1,150           1,207
 DaVita, Inc.                                   9.250%    4/15/11             720             758
 Fresenius Medical Care Capital Trust II        7.875%     2/1/08           1,550           1,554(L)
 HEALTHSOUTH Corporation                       10.750%    10/1/08             860             945
 HEALTHSOUTH Corporation                        8.375%    10/1/11              30              31(B)
 Magellan Health Services, Inc.                 9.000%    2/15/08           2,150           1,935
 Tenet Healthcare Corporation                   8.125%    12/1/08             695             745

Legg Mason Income Trust, Inc.

High Yield Portfolio -- Continued

                                                Rate     Maturity Date      Par           Value
-------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
 Health Care -- Continued
 Triad Hospitals, Inc                           8.750%     5/1/09          $1,150        $  1,199
 Vanguard Health Systems Inc.                   9.750%     8/1/11           2,270           2,383(B)
                                                                                         --------
                                                                                           11,351
                                                                                         --------
 Homebuilding -- 2.7%
 Atrium Companies Inc.                         10.500%     5/1/09           1,685           1,550
 Pulte Homes, Inc.                              7.875%     8/1/11             220             219(B)
 Schuler Homes, Inc.                            9.375%    7/15/09             800             832(B)
 Schuler Homes, Inc.                           10.500%    7/15/11             640             667(B)
 The Ryland Group, Inc.                         8.000%    8/15/06           1,710           1,718
 The Ryland Group, Inc.                         9.750%     9/1/10             350             372
                                                                                         --------
                                                                                            5,358
                                                                                         --------
 Industrial Services -- 0.4%
 Holley Performance Products                   12.250%    9/15/07           1,740             870
                                                                                         --------

 Insurance -- 1.1%
 Conseco, Inc.                                  8.750%     2/9/04           1,040             489
 Conseco, Inc.                                 10.750%    6/15/08             450             207
 Willis Corroon Corporation                     9.000%     2/1/09           1,425           1,468
                                                                                         --------
                                                                                            2,164
                                                                                         --------
 Lodging/Hotels -- 1.2%
 Extended Stay America, Inc.                    9.150%    3/15/08             400             401
 Extended Stay America, Inc.                    9.875%    6/15/11           1,170           1,214
 HMH Properties, Inc.                           8.450%    12/1/08             871             814
                                                                                         --------
                                                                                            2,429
                                                                                         --------
 Machinery (Diversified) -- 2.0%
 AGCO Corporation                               9.500%     5/1/08           1,340           1,400
 Terex Corporation                              8.875%     4/1/08           1,000             985
 Terex Corporation                             10.375%     4/1/11             110             115
 Terex Corporation                              9.250%    7/15/11           1,500           1,500(B)
                                                                                         --------
                                                                                            4,000
                                                                                         --------
 Manufacturing (Diversified) -- 1.2%
 AAF-McQuay Inc.                                8.875%    2/15/03             600             599
 Actuant Corporation                           13.000%     5/1/09             630             674

                                                Rate     Maturity Date      Par           Value
-------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
 Manufacturing (Diversified) -- Continued
 Juno Lighting, Inc.                           11.875%     7/1/09          $  520        $    504
 Nortek, Inc.                                   9.125%     9/1/07             700             712
                                                                                         --------
                                                                                            2,489
                                                                                         --------
 Manufacturing (Specialized) -- 0.2%
 Dresser, Inc.                                  9.375%    4/15/11             450             459
                                                                                         --------

 Media -- 2.8%
 AMFM Inc.                                      8.000%    11/1/08             370             385
 Brill Media Company, LLC                      12.000%    12/15/07          3,000             810(H)
 EchoStar DBS Corporation                       9.375%     2/1/09           1,005           1,030
 Emmis Communications                           0.000%    3/15/11           1,750           1,059(G)
 Fox Sports Networks, LLC                       8.875%    8/15/07             510             530
 Garden State Newspapers, Inc.                  8.750%    10/1/09           1,480           1,450
 Paxson Communications Corporation             10.750%    7/15/08             360             378
                                                                                         --------
                                                                                            5,642
                                                                                         --------
 Medical Supplies/Services -- 0.9%
 Fisher Scientific International Inc.           9.000%     2/1/08           1,710           1,753
                                                                                         --------

 Metals -- 0.9%
 Kaiser Aluminum & Chemical                    12.750%     2/1/03           2,500           1,822
                                                                                         --------

 Mining -- 0.1%
 Compass Minerals Group Inc.                   10.000%    8/15/11             112             116(B)
                                                                                         --------

 Office Equipment and Supplies -- 0.2%
 Xerox Corporation                              5.500%    11/15/03            400             376
                                                                                         --------

 Oil and Gas -- 1.7%
 Amerigas Partners LP                           8.875%    5/20/11             380             391
 El Paso Energy Partners                        8.500%     6/1/11             440             451
 Forest Oil Corporation                        10.500%    1/15/06             210             224

Legg Mason Income Trust, Inc.

High Yield Portfolio -- Continued

                                                Rate     Maturity Date      Par           Value
-------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
 Oil and Gas -- Continued
 Forest Oil Corporation                         8.000%    6/15/08          $  459        $    462
 Mission Resources Corporation                 10.875%     4/1/07             870             783
 Pioneer Natural Resources Company              9.625%     4/1/10             915           1,013
                                                                                         --------
                                                                                            3,324
                                                                                         --------
 Paper -- 0.7%
 Appleton Papers Inc.                          12.500%    12/15/08          1,370           1,322(B)
                                                                                         --------

 Pharmaceuticals -- 0.8%
 ICN Pharmaceuticals, Inc.                      8.750%    11/15/08          1,370           1,534(B)
                                                                                         --------

 Pharmacy Services -- 0.2%
 Express Scripts, Inc.                          9.625%    6/15/09             290             320
                                                                                         --------

 Retail -- 0.6%
 Backsaver Acquisition Corp.                    9.250%    5/31/08           1,000             364(C,I)
 Relax The Back Acquisition Corp.               9.250%    5/31/08             429             156(C,I)
 Samsonite Corporation                         10.750%    6/15/08           1,070             749
                                                                                         --------
                                                                                            1,269
                                                                                         --------
 Steel (Producers) -- 0.6%
 AK Steel Corporation                           9.125%    12/15/06          1,200           1,230
                                                                                         --------

 Telecommunications -- 8.3%
 AirGate PCS, Inc.                              0.000%    10/1/09             866             675(G)
 American Tower Corporation                     9.375%     2/1/09             472             374
 Crown Castle International Corp.               9.375%     8/1/11           1,540           1,417
 Dobson Communications Corporation             10.875%     7/1/10           1,250           1,313
 EchoStar Broadband Corporation                10.375%    10/1/07             715             754
 EchoStar DBS Corporation                       9.125%    1/15/09              80              80(B)
 FairPoint Communications, Inc.                 9.500%     5/1/08             285             242
 Horizon PCS, Inc.                              0.000%    10/1/10           1,030             536(G)
 Horizon PCS, Inc.                             13.750%    6/15/11           1,175           1,169(B)
 Insight Midwest                               10.500%    11/1/10           1,075           1,166
 iPCS, Inc.                                     0.000%    7/15/10           1,539           1,016(G)
 Level 3 Communications, Inc.                   0.000%    3/15/10             465             116(G)
 Nextel Communications, Inc.                    0.000%    10/31/07          1,250             886(G)

                                                Rate     Maturity Date      Par           Value
-------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
 Telecommunications -- Continued
 Nextel Communications, Inc.                    9.375%    11/15/09         $  749        $    580
 Nextel Communications, Inc.                    5.250%    1/15/10           1,930           1,165(E)
 Spectrasite Holdings, Inc.                     0.000%    3/15/10           2,430             595(G)
 TeleCorp PCS, Inc.                            10.625%    7/15/10           1,625           1,857
 Tritel PCS, Inc.                              10.375%    1/15/11           1,280           1,450
 Ubquitel Operating Company                     0.000%    4/15/10           1,100             589(G)
 VoiceStream Wireless Corporation              10.375%    11/15/09            595             679
                                                                                         --------
                                                                                           16,659
                                                                                         --------
 Textiles (Apparel) -- 0.9%
 The William Carter Company                    10.875%    8/15/11           1,600           1,712(B)
                                                                                         --------

 Transportation -- 2.0%
 Avis Group Holdings, Inc.                     11.000%     5/1/09           2,610           2,785
 Kansas City Southern Railway                   9.500%    10/1/08           1,130           1,232
                                                                                         --------
                                                                                            4,017
                                                                                         --------
Total Corporate Bonds and Notes (Identified
 Cost -- $169,713)                                                                        153,507
-------------------------------------------------------------------------------------------------
Yankee Bonds(A) -- 13.1%
 Banking and Finance -- 1.9%
 Trizec Finance Ltd.                           10.875%    10/15/05          2,340           2,387
 Yell Finance BV                               10.750%     8/1/11           1,260           1,348
                                                                                         --------
                                                                                            3,735
                                                                                         --------
 Cable -- 1.5%
 Diamond Cable Communications Plc              11.750%    12/15/05          1,650             487
 Rogers Communications, Inc.                    8.875%    7/15/07           1,175           1,196
 Telewest Communications plc                    9.625%    10/1/06           1,520           1,056
 Telewest Communications plc                   11.000%    10/1/07             510             362
                                                                                         --------
                                                                                            3,101
                                                                                         --------
 Cable and Media -- 0.4%
 Callahan Nordrhein Westfalen                   0.000%    7/15/10           3,000             705(G)
                                                                                         --------

 Chemicals -- 0.7%
 Avecia Group plc                              11.000%     7/1/09           1,440           1,368
                                                                                         --------


Legg Mason Income Trust, Inc.

High Yield Portfolio -- Continued

                                                Rate     Maturity Date      Par           Value
-------------------------------------------------------------------------------------------------
Yankee Bonds -- Continued
 Electric -- 0.4%
 AES Drax Holdings Ltd.                        10.410%    12/31/20         $  890        $    782
                                                                                         --------

 Electronics -- 0.2%
 Flextronics International Ltd.                 9.875%     7/1/10             437             459
                                                                                         --------

 Energy -- 0.9%
 Calpine Canada Energy Finance                  8.500%     5/1/08           2,050           1,840
                                                                                         --------

 Entertainment -- 0.3%
 Alliance Atlantis Communications Inc.         13.000%    12/15/09            499             539
                                                                                         --------

 Forestry -- 1.9%
 Ainsworth Lumber Co. Ltd.                     12.500%    7/15/07           2,520           2,419
 Tembec Industries, Inc.                        8.500%     2/1/11           1,410           1,452
                                                                                         --------
                                                                                            3,871
                                                                                         --------
 Media -- 1.3%
 British Sky Broadcasting Group plc             7.300%    10/15/06            475             485
 British Sky Broadcasting Group plc             6.875%    2/23/09             663             636
 Quebecor Media Inc.                           11.125%    7/15/11           1,350           1,441
                                                                                         --------
                                                                                            2,562
                                                                                         --------
 Office Equipment and Supplies -- 0.1%
 Xerox Capital Europe Plc                       5.875%    5/15/04             313             288
                                                                                         --------

 Oil and Gas -- 0.6%
 Triton Energy Limited                          8.875%    10/1/07           1,190           1,303
                                                                                         --------

 Paper -- 0.6%
 Norske Skog Canada Limited                     8.625%    6/15/11           1,070           1,107(B)
                                                                                         --------

 Services -- 0.5%
 Compagnie Generale de Geophysique SA          10.625%    11/15/07            967             991
                                                                                         --------

                                                Rate     Maturity Date   Par/Shares       Value
-------------------------------------------------------------------------------------------------
Yankee Bonds -- Continued
 Telecommunications -- 0.6%
 Global Crossing Holdings Ltd.                  9.500%    11/15/09         $1,272        $    127(M)
 Microcell Telecommunications Inc.             14.000%     6/1/06             140             121
 Rogers Wireless Communications Inc.            9.625%     5/1/11             860             889
                                                                                         --------
                                                                                            1,137
                                                                                         --------
 Transportation -- 1.2%
 Gearbulk Holding Ltd.                         11.250%    12/1/04             720             731
 Teekay Shipping Corporation                    8.875%    7/15/11             375             384(B)
 Teekay Shipping Corporation                    8.875%    7/15/11           1,270           1,302
                                                                                         --------
                                                                                            2,417
                                                                                         --------
Total Yankee Bonds (Identified
 Cost -- $28,884)                                                                          26,205
-------------------------------------------------------------------------------------------------
Common Stocks -- N.M.
 Food -- N.M.
 International Fast Food Corporation                                           40shs           10(J)
                                                                                         --------
Total Common Stocks (Identified
 Cost -- $2,789)                                                                               10
-------------------------------------------------------------------------------------------------
Preferred Stocks -- 3.1%
 Cable -- 1.3%
 Cablevision Systems Corporation               11.130%                         20           2,111
 Cablevision Systems Corporation               11.750%                          5             545
                                                                                         --------
                                                                                            2,656
                                                                                         --------
 Industrial -- 0.1%
 High Voltage Engineering Corporation          13.500%                          6             246(F)
                                                                                         --------
 Media -- 1.2%
 Paxson Communications Corporation             12.500%                      0.140             131(F)
 Paxson Communications Corporation             13.250%                      0.171           1,526(F)
 Sinclair Broadcast Group, Inc.                11.630%                          6             608
                                                                                         --------
                                                                                            2,265
                                                                                         --------
 Telecommunications -- 0.5%
 Intermedia Communications, Inc.               13.500%                         10           1,064(F)
 IXC Communications, Inc.                      12.500%                      0.003               2
                                                                                         --------
                                                                                            1,066
                                                                                         --------
Total Preferred Stocks (Identified
 Cost -- $12,407)                                                                           6,233
-------------------------------------------------------------------------------------------------

Legg Mason Income Trust, Inc.

High Yield Portfolio -- Continued

                                                Rate     Maturity Date   Shares/Par       Value
-------------------------------------------------------------------------------------------------
Warrants -- 0.0%
 Horizon PCS, Inc.                                                          2 wts        $     77(B,J)
 Next Generation Network, Inc.                                             16                   0(J)
 V2 Music Holdings plc                                                      7                   0(B,J)
 V2 Music Holdings plc                                                      6                   0(B,K,J)
                                                                                         --------
Total Warrants (Identified Cost -- $348)                                                       77
                                                                                         --------
Total Long-Term Securities
 (Identified Cost -- $214,141)                                                            186,032
-------------------------------------------------------------------------------------------------
Short-Term Securities -- 4.6%

Corporate Bonds and Notes -- 0.9%
 Kaiser Aluminum & Chemical                     9.875%    2/15/02          $  690             687
 The AES Corporation                            8.750%    12/15/02          1,137           1,120
                                                                                         --------
                                                                                            1,807
                                                                                         --------
Yankee Bonds(A) -- 0.5%
 Xerox Capital Europe Plc                       5.750%    5/15/02           1,140           1,125
                                                                                         --------
Repurchase Agreements -- 3.2%
 Lehman Brothers, Inc.
   1.55%, dated 12/31/01, to be repurchased
   at $3,396 on 1/2/02 (Collateral: $3,520
   Fannie Mae notes, 5%, due 12/26/06, value
   $3,464)                                                                  3,396           3,396


 Merrill Lynch Government Securities, Inc.
   1.75%, dated 12/31/01, to be repurchased
   at $3,000 on 1/2/02 (Collateral: $10,330
   Resolution Funding Corp. principal-only
   securities, 0%, due 1/15/21, value $3,060)                               3,000           3,000
                                                                                         --------
                                                                                            6,396
                                                                                         --------
Total Short-Term Securities
 (Identified Cost -- $9,335)                                                                9,328
-------------------------------------------------------------------------------------------------
Total Investments -- 97.4% (Identified
 Cost -- $223,476)                                                                        195,360
Other Assets Less Liabilities -- 2.6%                                                       5,185
                                                                                         --------

NET ASSETS -- 100.0%                                                                     $200,545
                                                                                         ========


-------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Accumulated paid-in capital applicable to:
 21,614 Primary Class shares outstanding                                                 $351,617
    145 Institutional Class shares outstanding                                              1,759
Undistributed net investment income                                                           219
Accumulated net realized gain/(loss) on investments, options and
 futures                                                                                 (124,934)
Unrealized appreciation/(depreciation) of investments, options and
 futures                                                                                  (28,116)
                                                                                         --------

NET ASSETS                                                                               $200,545
                                                                                         ========
NET ASSET VALUE PER SHARE:

 PRIMARY CLASS                                                                              $9.22
                                                                                         ========
 INSTITUTIONAL CLASS                                                                        $9.20
                                                                                         ========
-------------------------------------------------------------------------------------------------

(A) Yankee Bond -- A dollar-denominated bond issued in the U.S. by foreign entities.

(B) Rule 144a Security -- A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 15.2% of net assets.

(C) Private placement.

(D) Zero coupon bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

(E) Convertible security -- Security may be converted into common stock of the company.

(F) Pay-In-Kind ("PIK") security -- A bond in which interest during the initial few years is paid in additional PIK securities rather than in cash.

(G) Stepped coupon security -- A security with a predetermined schedule of interest or dividend rate changes.

(H) Bond is in default at December 31, 2001.

(I) Illiquid security valued at fair value under procedures adopted by the Board of Directors.

(J) Non-income producing.

(K) Denominated in British pounds.

(L) Unit -- A security which consists of a bond and warrants to purchase the stock of the issuer.

(M) Bond is in default subsequent to December 31, 2001.

N.M. -- Not meaningful.

See notes to financial statements.

Statement of Net Assets

Legg Mason Income Trust, Inc.
December 31, 2001
(Amounts in Thousands)

U.S. Government Money Market Portfolio

                                     Rate            Maturity Date         Par           Value
------------------------------------------------------------------------------------------------
U.S. Government and Agency Obligations -- 78.1%

Fannie Mae                      1.50% to 6.625%   1/2/02 to 10/15/02     $ 78,855       $ 79,243
Farmer Mac                           1.98%              2/4/02             10,000          9,981
Federal Farm Credit Bank        2.03% to 6.875%    5/1/02 to 6/3/02        21,605         21,681
Federal Home Loan Bank          1.88% to 6.879%    1/4/02 to 11/6/02      114,000        114,596
Freddie Mac                     1.51% to 2.55%     1/2/02 to 2/22/02      129,520        129,432
Sallie Mae                           1.80%              1/25/02            10,000          9,988
Tennessee Valley Authority      1.93% to 6.00%    1/17/02 to 9/24/02       16,000         16,150
United States Treasury Bills        1.815%              2/21/02            10,000          9,974
                                                                                        --------
Total U.S. Government and
 Agency Obligations
 (Identified Cost -- $391,045)                                                           391,045
------------------------------------------------------------------------------------------------
Repurchase Agreements -- 21.3%

Lehman Brothers, Inc.
 1.55%, dated 12/31/01, to be repurchased at $56,862 on 1/2/02
 (Collateral: $190,155 Resolution Funding Corp. principal-only
 securities, 0% due 7/15/20, value $57,994)                                56,857         56,857

Merrill Lynch Government Securities, Inc.
 1.75%, dated 12/31/01, to be repurchased at $50,004 on 1/2/02
 (Collateral: $289,360, Resolution Funding Corp. principal-only
 securities, 0%, due 4/15/30, value $51,000)                               50,000         50,000
                                                                                        --------
Total Repurchase Agreements (Identified Cost -- $106,857)                                106,857
------------------------------------------------------------------------------------------------
Total Investments, at Amortized Cost and Value -- 99.4%                                  497,902(A)
Other Assets Less Liabilities -- 0.6%                                                      3,168
                                                                                        --------

NET ASSETS APPLICABLE TO 500,914 SHARES OUTSTANDING -- 100.0%                           $501,070
                                                                                        ========

NET ASSET VALUE PER SHARE                                                                  $1.00
                                                                                           =====
------------------------------------------------------------------------------------------------

(A) Also represents cost for federal income tax purposes.

See notes to financial statements.

Statements of Operations

Legg Mason Income Trust, Inc.
(Amounts in Thousands)

                                                             Year Ended 12/31/01
                                    ---------------------------------------------------------------------
                                     U.S. Government    Investment Grade       High       U.S. Government
                                    Intermediate-Term        Income           Yield        Money Market
                                        Portfolio          Portfolio        Portfolio        Portfolio
---------------------------------------------------------------------------------------------------------
Investment Income:

Interest                                 $17,400             $15,595         $ 23,533         $20,352
Dividends                                    254                  --            1,422              --
                                         -------             -------         --------         -------
     Total income                         17,654              15,595           24,955          20,352
                                         -------             -------         --------         -------

Expenses:

Management fee                             1,598               1,357            1,461           2,441
Distribution and service fees              1,420               1,125            1,118             488
Audit and legal fees                          41                  48              400              37
Custodian fee                                127                 171              132             107
Directors' fees                               10                   6                7              10
Registration fees                             26                  33               56              72
Reports to shareholders                       24                  20               33              29
Transfer agent and shareholder
 servicing expense                           107                 106              170             256
Other expenses                                11                  10               11              12
                                         -------             -------         --------         -------
                                           3,364               2,876            3,388           3,452
     Less fees waived                       (494)               (621)              --              --
                                         -------             -------         --------         -------
     Total expenses, net of
       waivers                             2,870               2,255            3,388           3,452
                                         -------             -------         --------         -------
NET INVESTMENT INCOME                     14,784              13,340           21,567          16,900
                                         -------             -------         --------         -------

Net Realized and Unrealized
 Gain/(Loss)
on Investments:

Realized gain/(loss) on:
 Investments                               3,078               1,111          (74,901)            153
 Options                                    (119)                (60)              --              --
 Futures                                  (1,682)             (1,201)              --              --
                                         -------             -------         --------         -------
                                           1,277                (150)         (74,901)            153
                                         -------             -------         --------         -------
Change in unrealized appreciation/
 (depreciation) of investments,
 options and futures                        (256)              2,336           52,476              --
                                         -------             -------         --------         -------
NET REALIZED AND UNREALIZED
 GAIN/(LOSS) ON INVESTMENTS                1,021               2,186          (22,425)            153
---------------------------------------------------------------------------------------------------------
CHANGE IN NET ASSETS RESULTING
 FROM OPERATIONS                         $15,805             $15,526         $   (858)        $17,053
---------------------------------------------------------------------------------------------------------

See notes to financial statements.

Statements of Changes in Net Assets

Legg Mason Income Trust, Inc.
(Amounts in Thousands)

                                                    U.S. Government        Investment Grade
                                                   Intermediate-Term            Income
                                                 ---------------------------------------------
                                                       Portfolio               Portfolio
                                                      Years Ended             Years Ended
                                                 12/31/01    12/31/00    12/31/01    12/31/00
----------------------------------------------------------------------------------------------
Change in Net Assets:
Net investment income                            $ 14,784    $ 17,436    $ 13,340    $ 12,662
Net realized gain/(loss) on investments,
 options and futures                                1,277      (2,207)       (150)     (1,778)
Change in unrealized
 appreciation/(depreciation) of investments,
 options and futures                                 (256)     11,643       2,336       5,342
----------------------------------------------------------------------------------------------
Change in net assets resulting from operations     15,805      26,872      15,526      16,226
Distributions to shareholders:
 From net investment income:
     Primary Class                                (14,393)    (16,849)    (13,303)    (12,683)
     Institutional Class                             (366)       (554)        (73)        (37)
 From net realized gain on investments                 --          --          --          --
Change in net assets from Fund share
 transactions:
     Primary Class                                 26,899     (34,745)     58,166       7,884
     Institutional Class                              482      (2,616)        580         583
----------------------------------------------------------------------------------------------
Change in net assets                               28,427     (27,892)     60,896      11,973
Net Assets:
Beginning of year                                 279,391     307,283     195,826     183,853
----------------------------------------------------------------------------------------------
End of year                                      $307,818    $279,391    $256,722    $195,826
----------------------------------------------------------------------------------------------
Undistributed net investment income              $     46    $     --    $     75    $     41
----------------------------------------------------------------------------------------------

N/A -- Not applicable.

See notes to financial statements.

                                                         High               U.S. Government
                                                         Yield               Money Market
                                                 ---------------------------------------------
                                                       Portfolio               Portfolio
                                                      Years Ended             Years Ended
                                                 12/31/01    12/31/00    12/31/01    12/31/00
----------------------------------------------------------------------------------------------
Change in Net Assets:
Net investment income                            $ 21,567    $ 31,581    $ 16,900    $ 23,569
Net realized gain/(loss) on investments,
 options and futures                              (74,901)    (50,468)        153          --
Change in unrealized
 appreciation/(depreciation) of investments,
 options and futures                               52,476     (32,643)         --          --
----------------------------------------------------------------------------------------------
Change in net assets resulting from operations       (858)    (51,530)     17,053      23,569
Distributions to shareholders:
 From net investment income:
     Primary Class                                (21,555)    (30,345)    (16,900)    (23,569)
     Institutional Class                             (120)        (70)        N/A         N/A
 From net realized gain on investments                 --     (31,988)         --          --
Change in net assets from Fund share
 transactions:
     Primary Class                                  3,849     (43,653)     73,929      46,994
     Institutional Class                              787         259         N/A         N/A
----------------------------------------------------------------------------------------------
Change in net assets                              (17,897)   (157,327)     74,082      46,994
Net Assets:
Beginning of year                                 218,442     375,769     426,988     379,994
----------------------------------------------------------------------------------------------
End of year                                      $200,545    $218,442    $501,070    $426,988
----------------------------------------------------------------------------------------------
Undistributed net investment income              $    219    $    (25)   $     --    $     --
----------------------------------------------------------------------------------------------

Financial Highlights

Legg Mason Income Trust, Inc.

  Contained below is per share operating performance data for a Primary Class share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

                                                      Investment Operations
                                         ------------------------------------------------
                             Net Asset      Net          Net Realized and
                              Value,     Investment   Unrealized Gain/(Loss)   Total From
                             Beginning    Income/        on Investments,       Investment
                              of Year      (Loss)      Options and Futures     Operations
-----------------------------------------------------------------------------------------
U.S. Government
 Intermediate-Term Portfolio
Years Ended Dec. 31,
     2001                     $10.26       $ .53(A)           $  .06             $  .59
     2000                       9.92         .62(A)              .33                .95
     1999                      10.51         .54(A)             (.59)              (.05)
     1998                      10.40         .56(A)              .11                .67
     1997                      10.31         .60(A)              .09                .69

Investment Grade Income
 Portfolio
Years Ended Dec. 31,
     2001                     $ 9.97       $ .60(B)           $  .14             $  .74
     2000                       9.78         .67(B)              .19                .86
     1999                      10.52         .61(B)             (.71)              (.10)
     1998                      10.59         .60(B)              .12                .72
     1997                      10.22         .65(B)              .37               1.02

High Yield Portfolio
Years Ended Dec. 31,
     2001                     $10.18       $ .94              $ (.94)            $   --
     2000                      14.97        1.32               (3.45)             (2.13)
     1999                      14.72        1.01                 .29               1.30
     1998                      16.29        1.32               (1.56)              (.24)
     1997                      15.37        1.35                 .99               2.34

U.S. Government Money Market
 Portfolio
Years Ended Dec. 31,
     2001                     $ 1.00       $ .04                 Nil             $  .04
     2000                       1.00         .06                 Nil                .06
     1999                       1.00         .04                 Nil                .04
     1998                       1.00         .05                (Nil)               .05
     1997                       1.00         .05                 Nil                .05
-----------------------------------------------------------------------------------------

(A) Net of fees waived by LMFA for expenses in excess of voluntary expense limitations of 1.00% until April 30, 2002. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets for each period would have been as follows: 2001, 1.17%; 2000, 1.19%; 1999, 1.19%;
    1998, 1.20%; and 1997, 1.21%.

(B) Net of fees waived by LMFA for expenses in excess of voluntary expense limitations of 1.00% until April 30, 2002. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets for each period would have been as follows: 2001, 1.27%; 2000, 1.31%; 1999, 1.31%;
    1998, 1.35%; and 1997, 1.39%.

(C) Legg Mason Fund Adviser, Inc. has determined that the prices for several bonds in the portfolio were incorrect during the period from January 3, 1995 through December 11, 1998. Had correct prices for these bonds been used during this period, the year-by-year total return as of December 31 of each year would have been 0.54% and 15.52% for 1998 and 1997, respectively.

See notes to financial statements.

                      Distributions
---------------------------------------------------------------------------
                               From Net                        Net Asset
     From Net                  Realized                         Value,
    Investment   Tax Return     Gain on         Total           End of
      Income     of Capital   Investments   Distributions        Year
---------------------------------------------------------------------------
      $ (.53)      $   --       $   --         $ (.53)          $10.32
        (.61)          --           --           (.61)           10.26
        (.54)          --           --           (.54)            9.92
        (.55)        (.01)          --           (.56)           10.51
        (.59)        (.01)          --           (.60)           10.40

      $ (.61)      $   --       $   --         $ (.61)          $10.10
        (.67)          --           --           (.67)            9.97
        (.61)          --         (.03)          (.64)            9.78
        (.60)          --         (.19)          (.79)           10.52
        (.65)          --           --           (.65)           10.59

      $ (.96)      $   --       $   --         $ (.96)          $ 9.22
       (1.27)          --        (1.39)         (2.66)           10.18
       (1.05)          --           --          (1.05)           14.97
       (1.32)          --         (.01)         (1.33)           14.72
       (1.34)          --         (.08)         (1.42)           16.29

      $ (.04)      $   --       $   --         $ (.04)          $ 1.00
        (.06)          --           --           (.06)            1.00
        (.04)          --           --           (.04)            1.00
        (.05)          --           --           (.05)            1.00
        (.05)          --           --           (.05)            1.00
-------------------------------------------------------------------------

                      Ratios/Supplemental Data
 -----------------------------------------------------------------------
                            Net Investment
                Expenses    Income/(Loss)    Portfolio     Net Assets,
 Total         to Average     to Average     Turnover      End of Year
 Return        Net Assets     Net Assets       Rate      (in thousands)
------------------------------------------------------------------------
   5.83%          1.00%(A)       5.08%(A)       535%        $300,597
   9.95%          1.00%(A)       6.14%(A)       248%         272,668
   (.48)%         1.00%(A)       5.28%(A)       979%         298,207
   6.56%          1.00%(A)       5.30%(A)       356%         352,729
   6.95%          1.00%(A)       5.84%(A)       252%         300,952
   7.52%          1.00%(B)       5.90%(B)       131%        $255,298
   9.16%          1.00%(B)       6.82%(B)        94%         194,987
   (.91)%         1.00%(B)       6.08%(B)       145%         183,615
   6.99%          1.00%(B)       5.68%(B)       279%         169,129
  10.31%          1.00%(B)       6.28%(B)       259%         122,100
   (.13)%         1.51%          9.59%          130%        $199,214
 (16.43)%         1.51%          9.98%           45%         217,769
   8.82%          1.31%          6.51%           83%         375,099
  (1.79)%(C)      1.30%          8.17%          107%         433,947
  15.86%(C)       1.30%          8.60%          116%         382,143
   3.57%           .71%          3.46%           --         $501,070
   5.66%           .73%          5.53%           --          426,988
   4.44%           .73%          4.34%           --          379,994
   4.83%           .75%          4.73%           --          389,466
   4.86%           .75%          4.77%           --          324,696


Notes to Financial Statements

Legg Mason Income Trust, Inc.
(Amounts in Thousands)

--------------------------------------------------------------------------------

1. Significant Accounting Policies:

  The Legg Mason Income Trust, Inc. ("Corporation"), consisting of the U.S. Government Intermediate-Term Portfolio ("Government Intermediate"), the Investment Grade Income Portfolio ("Investment Grade"), the High Yield Portfolio ("High Yield"), and the U.S. Government Money Market Portfolio ("Government Money Market") (each a "Fund"), is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified investment company.

  The Government Intermediate, Investment Grade and High Yield Portfolios consist of two classes of shares: Primary Class and Institutional Class. Information about the Institutional Class is contained in a separate report to its shareholders. The income and expenses of each of these Funds are allocated proportionately to the two classes of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged only on Primary Class shares, and transfer agent and shareholder servicing expenses, which are determined separately for each class.

Security Valuation

  Securities owned by Government Intermediate, Investment Grade and High Yield for which market quotations are readily available are valued at current market value. In determining fair value, the Board of Directors and management consider all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market of the investments existed, and the differences could be material. At December 31, 2001, $520, or 0.26%, of the High Yield Portfolio's net assets were valued by management at fair value in accordance with the procedures adopted by the Board of Directors. Securities with remaining maturities of 60 days or less are valued at amortized cost by each Fund.

  With respect to High Yield, where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Fund's adviser to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates.

  Legg Mason Fund Adviser, Inc. ("LMFA") has determined that the prices for several bonds in High Yield were incorrect during the period from January 3, 1995 through December 11, 1998. Had correct prices for these bonds been used during this period, the annual total return (as of December 31) would have been 0.54% and 15.52% for 1998 and 1997, respectively. The average annual total return for the 5 years ended December 31, 2001, would have been 1.07%.

--------------------------------------------------------------------------------

  The investments of Government Money Market are valued on the basis of amortized cost, so long as the Fund's Board of Directors determines that this method constitutes fair value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate accretion or amortization of any discount or premium is recorded until maturity of the security.

Investment Income and Distributions to Shareholders

  Interest income and expenses are recorded on the accrual basis. Bond premiums are amortized for financial reporting and federal income tax purposes. As required, effective January 1, 2001, the Funds adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing discount and premium on debt securities. Prior to January 1, 2001, Government Intermediate, Investment Grade and High Yield did not amortize market discounts on debt securities. The cumulative effect of this accounting change had no impact on the total net assets of each Fund, but resulted in an increase of $33, $34, and $258 in cost of securities and a corresponding decrease of $33, $34, and $258 in net unrealized appreciation/(depreciation) for Government Intermediate, Investment Grade and High Yield, respectively, based on securities held by the Funds on January 1, 2001.

  The effect of this change for the year ended December 31, 2001, was to increase net investment income by $110, $251, and $157; decrease net unrealized appreciation/(depreciation) by $74, $95, and $103; and decrease net realized gains/(losses) by $36, $156, and $54 for Government Intermediate, Investment Grade and High Yield, respectively. The statement of changes in net assets and the financial highlights for prior periods have not been restated to reflect this change in presentation.

  Dividend income and distributions to shareholders are allocated at the class level and are recorded on the ex-dividend date. Dividends from net investment income are declared daily and paid monthly for each Fund except High Yield, which declares and pays dividends monthly. Net capital gain distributions, which are calculated at a Fund level, are declared and paid after the end of the tax year in which the gain is realized. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with generally accepted accounting principles; accordingly, periodic reclassifications are made within the Funds' capital accounts to reflect income and gains available for distribution under federal income tax regulations. At December 31, 2001, accrued dividends payable were as follows: Government Intermediate, $64; Investment Grade, $48; High Yield, $154; and Government Money Market, $12. There were no capital gain distributions payable at December 31, 2001.

Security Transactions

  Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial

--------------------------------------------------------------------------------

reporting and federal income tax purposes. At December 31, 2001, receivables for securities sold and payables for securities purchased for each Fund were as follows:

                         Receivable for        Payable for
                         Securities Sold   Securities Purchased
---------------------------------------------------------------
Government Intermediate       $ --                $4,988
Investment Grade               195                 2,186
High Yield                      --                    --
Government Money Market         --                    --

Investment Transactions

  For the year ended December 31, 2001, investment transactions (excluding short-term investments) were as follows:

                                     Purchases                      Proceeds From Sales
                         ---------------------------------   ---------------------------------
                         U.S. Gov't. Securities    Other     U.S. Gov't. Securities    Other
----------------------------------------------------------------------------------------------
Government Intermediate        $1,211,533         $ 38,632         $1,164,673         $ 38,412
Investment Grade                  231,556           52,668            209,121           54,730
High Yield                         13,867          259,824             14,015          257,713

Use of Estimates

  Preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Federal Income Taxes:

  No provision for federal income or excise taxes is required since each Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income and capital gains to its shareholders. Because federal income tax regulations differ from generally accepted accounting principles, income and capital gains distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements.

  Distributions during the year ended December 31, 2001, were characterized as follows for tax purposes:

                                   Government    Investment    High      Government
                                  Intermediate     Grade       Yield    Money Market
------------------------------------------------------------------------------------
Ordinary income                     $14,759       $13,375     $21,675     $16,900
                                    -------       -------     -------     -------
Total distributions                 $14,759       $13,375     $21,675     $16,900
                                    =======       =======     =======     =======

--------------------------------------------------------------------------------

  The tax basis components of net assets at December 31, 2001, were as follows:

                                 Government    Investment                 Government
                                Intermediate     Grade      High Yield   Money Market
-------------------------------------------------------------------------------------
Unrealized appreciation           $  4,828      $  6,465    $   5,823      $     --
Unrealized depreciation             (3,007)       (5,078)     (36,044)           --
                                  --------      --------    ---------      --------
Net unrealized appreciation/
  (depreciation)                     1,821         1,387      (30,221)           --
Undistributed ordinary income           41            67           --           156
Capital loss carryforwards         (13,697)       (7,413)    (122,610)           --
Paid-in capital                    319,653       262,681      353,376       500,914
                                  --------      --------    ---------      --------
Net assets                        $307,818      $256,722    $ 200,545      $501,070
                                  ========      ========    =========      ========

  Pursuant to federal income tax regulations applicable to investment companies, the Funds elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year. For the year ended December 31, 2001, realized capital losses reflected in the accompanying financial statements will not be recognized for federal income tax purposes until 2002 in the amount of $1,011 for Government Intermediate, $368 for Investment Grade, and $2,057 for High Yield. The Funds intend to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. Unused capital loss carryforwards for federal income tax purposes at December 31, 2001, were as follows:
Government Intermediate, $3,194 which expires in 2002, $699 which expires in 2003, $4,880 which expires in 2007, and $4,924 which expires in 2008; Investment Grade, $5,363 which expires in 2007 and $2,050 which expires in 2008; and High Yield, $38,887 which expires in 2008 and $83,723 which expires in 2009. Government Money Market had no capital loss carryforwards.

  For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences. For the year ended December 31, 2001, the Funds recorded the following permanent reclassifications, which relate primarily to the current net operating loss. Results of operations and net assets were not affected by these reclassifications.

                                     Government    Investment   High     Government
                                    Intermediate     Grade      Yield   Money Market
------------------------------------------------------------------------------------
Undistributed net investment
  income                                $(12)         $36       $ 94         $--
Accumulated realized gain/(loss)          12          (36)        --         --
Paid-in capital                           --           --        (94)        --

--------------------------------------------------------------------------------

  At December 31, 2001, the cost of investments for federal income tax purposes was $307,816 for Government Intermediate, $254,123 for Investment Grade, $225,582 for High Yield, and $497,902 for Government Money Market.

3. Repurchase Agreements:

  All repurchase agreements are fully collateralized by obligations issued by the U.S. government or its agencies, and such collateral is in the possession of the Funds' custodian. The value of such collateral includes accrued interest. Risks arise from the possible delay in recovery or potential loss of rights in the collateral should the issuer of the repurchase agreement fail financially. The Funds' investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

4. Options and Futures:

  As part of their investment programs, Government Intermediate and Investment Grade may utilize options and futures. Options may be written (sold) or purchased by these Funds. When a Fund purchases a put or call option, the premium paid is recorded as an investment and its value is marked-to-market daily. When a Fund writes a put or call option, an amount equal to the premium received by the Fund is recorded as a liability and its value is marked-to-market daily.

  When options, whether written or purchased, expire, are exercised or are closed (by entering into a closing purchase or sale transaction), the Fund realizes a gain or loss as described in the chart below:

   PURCHASED OPTION:      IMPACT ON THE FUND:
The option expires        Realize a loss in the amount of the cost of the
                          option.
----------------------------------------------------------------------------
The option is closed      Realize a gain or loss depending on whether the
through a closing sale    proceeds from the closing sale transaction are
transaction               greater or less than the cost of the option.
----------------------------------------------------------------------------
The Fund exercises a      The cost of the security purchased through the
call option               exercise of the option will be increased by the
                          premium originally paid to purchase the option.
----------------------------------------------------------------------------
The Fund exercises a put  Realize a gain or loss from the sale of the
option                    underlying security. The proceeds of that sale
                          will be reduced by the premium originally paid to
                          purchase the put option.
----------------------------------------------------------------------------

--------------------------------------------------------------------------------

WRITTEN OPTION:           IMPACT ON THE FUND:
The option expires        Realize a gain equal to the amount of the premium
                          received.
----------------------------------------------------------------------------
The option is closed      Realize a gain or loss without regard to any
through a closing         unrealized gain or loss on the underlying security
purchase transaction      and eliminate the option liability. The Fund will
                          realize a loss in this transaction if the cost of
                          the closing purchase exceeds the premium received
                          when the option was written.
----------------------------------------------------------------------------
A written call option is  Realize a gain or loss from the sale of the
exercised by the option   underlying security. The proceeds of that sale
purchaser                 will be increased by the premium originally
                          received when the option was written.
----------------------------------------------------------------------------
A written put option is   The amount of the premium originally received will
exercised by the option   reduce the cost of the security that the Fund
purchaser                 purchased when the option was exercised.
----------------------------------------------------------------------------

  The risk associated with purchasing options is limited to the premium originally paid. Options written by a Fund involve, to varying degrees, risk of loss in excess of the option value reflected in the statement of net assets. The risk in writing a covered call option is that a Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform.

  Activity in call and put options during the year ended December 31, 2001, was as follows:

                                               Calls                   Puts
                                        -------------------------------------------
                                         Actual                 Actual
       Government Intermediate          Contracts   Premiums   Contracts   Premiums
-----------------------------------------------------------------------------------
Options outstanding, December 31, 2000        --     $  --           --     $  --
Options written                           86,145       345       86,095       185
Options closed                           (86,055)     (277)     (28,095)      (71)
Options expired                              (90)      (68)     (58,000)     (114)
Options exercised                             --        --           --        --
-----------------------------------------------------------------------------------
Options outstanding, December 31, 2001        --     $  --           --     $  --
===================================================================================

--------------------------------------------------------------------------------

  Upon entering into a futures contract, the Fund is required to deposit with the broker cash or cash equivalents in an amount equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

  The Funds enter into futures contracts as a hedge against anticipated changes in interest rates. There are several risks in connection with the use of futures contracts as a hedging device. Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

  The open futures positions and related appreciation or depreciation at December 31, 2001, are listed at the end of Government Intermediate's and Investment Grade's respective statements of net assets.

5. Financial Instruments:

Forward Currency Exchange Contracts

  As part of its investment program, High Yield may utilize forward currency exchange contracts. The nature and risks of these financial instruments and the reasons for using them are set forth more fully in the Corporation's prospectus and statement of additional information.

  Forward foreign currency contracts are marked-to-market daily using forward foreign currency exchange rates supplied by an independent pricing service. The change in a contract's market value is recorded by High Yield as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

  The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Fund's securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of amounts reflected in the financial statements. Although forward foreign currency contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's adviser will

--------------------------------------------------------------------------------

enter into forward foreign currency contracts only with parties approved by the Board of Directors because there is a risk of loss to the Fund if the counterparties do not complete the transaction.

  At December 31, 2001, High Yield had no open forward currency exchange contracts.

6. Transactions With Affiliates:

  Each Fund has a management agreement with Legg Mason Fund Adviser, Inc. ("LMFA"). Pursuant to their respective agreements, LMFA provides the Funds with management and administrative services for which each Fund pays a fee, computed daily and payable monthly, at annual rates of each Fund's average daily net assets. LMFA has voluntarily agreed to waive its fees to the extent each Fund's expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during any month certain annual rates. The following chart shows annual rates of management fees, expense limits and their expiration dates, management fees waived, and management fees payable for each Fund:

                                                                     Year Ended
                                                                    December 31,   At December 31,
                                                                        2001            2001
                                                                    ------------   ---------------
                                                       Expense       Management      Management
                         Management    Expense       Limitation         Fees            Fees
         Fund               Fee       Limitation   Expiration Date     Waived          Payable
--------------------------------------------------------------------------------------------------
Government Intermediate                            April 30, 2002,      $494            $102
 -- Primary Class          0.55%        1.00%       or until net
 -- Institutional Class    0.55%        0.50%       assets reach
                                                    $500 million
Investment Grade                                   April 30, 2002,       621              69
 -- Primary Class          0.60%        1.00%       or until net
 -- Institutional Class    0.60%        0.50%       assets reach          --              --
                                                    $250 million
High Yield                                               --               --             113
 -- Primary Class          0.65%        None
 -- Institutional Class    0.65%        None
Government Money Market    0.50%        None             --               --             217

  Western Asset Management Company ("Adviser") serves as investment adviser to the Funds. The Adviser is responsible for the actual investment activity of each Fund. LMFA pays the Adviser a fee, computed daily and payable monthly, at an annual rate of: 40% of the management fee received by LMFA for Investment Grade; 77% for High Yield; and 30% for Government Money Market. For Government Intermediate, LMFA pays the Adviser a fee, computed daily and payable monthly, of 0.20% of its average daily net assets, not to exceed the fee received by LMFA.

--------------------------------------------------------------------------------

  Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange, serves as distributor of the Funds. Legg Mason receives an annual distribution fee and an annual service fee based on each Fund's Primary Class's average daily net assets, computed daily and payable monthly as follows:

                                                    At December 31, 2001
                                                  ------------------------
                         Distribution   Service   Distribution and Service
                             Fee          Fee           Fees Payable
--------------------------------------------------------------------------
Government Intermediate     0.25%        0.25%              $127
Investment Grade            0.25%        0.25%               108
High Yield                  0.25%        0.25%                86
Government Money Market       --         0.10%                44

  Legg Mason has agreed that it will not request payment of more than 0.10% annually from Government Money Market indefinitely. If this voluntary limit is terminated, the Fund may pay Legg Mason a Rule 12b-1 service fee in an amount not to exceed an annual rate of 0.20% of its average daily net assets.

  LM Fund Services, Inc. has an agreement with the Funds' transfer agent to assist it with some of its duties. For this assistance, the transfer agent paid LM Fund Services, Inc. the following amounts for the year ended December 31, 2001: Government Intermediate, $45; Investment Grade, $41; High Yield, $62 and Government Money Market, $86.

  LMFA, the Adviser and LM Fund Services, Inc. are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

7. Line of Credit:

  The Funds, except for Government Money Market, but including certain other Legg Mason Funds, participate in a $300 million line of credit ("Credit Agreement") to be utilized as an emergency source of cash in the event of unanticipated, large redemption requests by shareholders. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at prevailing short-term interest rates. For the year ended December 31, 2001, the Funds had no borrowings under the Credit Agreement.

--------------------------------------------------------------------------------

8. Fund Share Transactions:

  At December 31, 2001, there were 1,000,000 shares authorized at .001 par value for all active classes of each portfolio of the Corporation. Share transactions were as follows:

                                                             Reinvestment
                                           Sold            of Distributions
                                  ----------------------   ----------------
                                   Shares       Amount     Shares   Amount
---------------------------------------------------------------------------
Government Intermediate
-- Primary Class
  Year Ended December 31, 2001        9,072   $   94,283    1,213   $12,542
  Year Ended December 31, 2000        4,547       45,528    1,478    14,807
-- Institutional Class
  Year Ended December 31, 2001          951   $    9,872       34   $   354
  Year Ended December 31, 2000          226        2,267       46       461

Investment Grade
-- Primary Class
  Year Ended December 31, 2001        9,215   $   93,914    1,175   $11,918
  Year Ended December 31, 2000        5,016       49,001    1,169    11,403
-- Institutional Class
  Year Ended December 31, 2001          210   $    2,142        6   $    60
  Year Ended December 31, 2000           58          564        2        19

High Yield
-- Primary Class
  Year Ended December 31, 2001        6,437   $   65,020    1,798   $17,608
  Year Ended December 31, 2000        3,999       52,775    4,185    52,379
-- Institutional Class
  Year Ended December 31, 2001          350   $    3,593       12   $   117
  Year Ended December 31, 2000           18          200       11       135

Government Money Market
  Year Ended December 31, 2001    1,361,371   $1,361,371   16,197   $16,197
  Year Ended December 31, 2000    1,335,388    1,335,388   22,667    22,667
---------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                        Repurchased             Net Change
                                  ------------------------   -----------------
                                    Shares       Amount      Shares    Amount
------------------------------------------------------------------------------
Government Intermediate
-- Primary Class
  Year Ended December 31, 2001        (7,718)  $   (79,926)   2,567   $ 26,899
  Year Ended December 31, 2000        (9,517)      (95,080)  (3,492)   (34,745)
-- Institutional Class
  Year Ended December 31, 2001          (940)  $    (9,744)      45   $    482
  Year Ended December 31, 2000          (532)       (5,344)    (260)    (2,616)

Investment Grade
-- Primary Class
  Year Ended December 31, 2001        (4,683)  $   (47,666)   5,707   $ 58,166
  Year Ended December 31, 2000        (5,385)      (52,520)     800      7,884
-- Institutional Class
  Year Ended December 31, 2001          (159)  $    (1,622)      57   $    580
  Year Ended December 31, 2000            --            --       60        583

High Yield
-- Primary Class
  Year Ended December 31, 2001        (8,008)  $   (78,779)     227   $  3,849
  Year Ended December 31, 2000       (11,860)     (148,807)  (3,676)   (43,653)
-- Institutional Class
  Year Ended December 31, 2001          (283)  $    (2,923)      79   $    787
  Year Ended December 31, 2000            (8)          (76)      21        259

Government Money Market
  Year Ended December 31, 2001    (1,303,639)  $(1,303,639)  73,929   $ 73,929
  Year Ended December 31, 2000    (1,311,061)   (1,311,061)  46,994     46,994
------------------------------------------------------------------------------

Report of Independent Accountants

To the Shareholders of U.S. Government Intermediate-Term Portfolio, Investment Grade Income Portfolio, High Yield Portfolio, and U.S. Government Money Market Portfolio and to the Directors of Legg Mason Income Trust, Inc.:

  In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of U.S. Government Intermediate-Term Portfolio, Investment Grade Income Portfolio, High Yield Portfolio, and U.S. Government Money Market Portfolio (comprising the Primary Class of the Legg Mason Income Trust, Inc., hereafter referred to as the "Funds") at December 31, 2001, and the results of their operations, the changes in their net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
February 1, 2002

Directors and Officers

  The table below provides information about each of the Corporation's directors and officers, including biographical information about their business experience and information about their relationships with Legg Mason, Inc. and its affiliates. The mailing address of each director and officer is 100 Light Street, c/o Legal and Compliance Department, 23rd Floor, Baltimore, Maryland 21202.

----------------------------------------------------------------------------------------------------------
                                  TERM OF
                                  OFFICE
                                    AND
                   POSITION(S)    LENGTH    NUMBER OF LEGG           OTHER
                    HELD WITH     OF TIME     MASON FUNDS        DIRECTORSHIPS   PRINCIPAL OCCUPATION(S)
  NAME AND AGE        FUNDS      SERVED(A)     OVERSEEN              HELD       DURING THE PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------
 Curley, John F.,   Chairman     Since      Chairman and         None           Director and/or officer of
 Jr.(B)             and          1987       Director/Trustee                    various other Legg Mason
 Age 62             Director                of all Legg                         affiliates. Retired Vice
                                            Mason funds                         Chairman and Director of
                                            (consisting of                      Legg Mason, Inc. and Legg
                                            23 portfolios).                     Mason Wood Walker,
                                                                                Incorporated. Formerly:
                                                                                Director of Legg Mason
                                                                                Fund Adviser, Inc. and
                                                                                Western Asset Management
                                                                                Company (each a registered
                                                                                investment adviser).
----------------------------------------------------------------------------------------------------------
 Gilmore, Richard   Director     Since      Director/Trustee     Director of    Trustee of Pacor
 G.                              1990       of all Legg          CSS            Settlement Trust, Inc.
 Age 74                                     Mason funds          Industries,    Formerly: Senior Vice
                                            (consisting of       Inc.           President, Chief Financial
                                            23 portfolios).      (diversified   Officer and Director of
                                                                 holding        PECO Energy Co., Inc. (now
                                                                 company that   Exelon Corporation);
                                                                 makes          Director of Finance for
                                                                 seasonal       the City of Philadelphia;
                                                                 decorative     Executive Vice President
                                                                 products).     and Treasurer, Girard Bank
                                                                                and Vice President of its
                                                                                parent holding company,
                                                                                the Girard Company.
----------------------------------------------------------------------------------------------------------
 Lehman, Arnold     Director     Since      Director/Trustee     None           Director of The Brooklyn
 L.                              1987       of all Legg                         Museum of Art. Formerly:
 Age 57                                     Mason funds                         Director of The Baltimore
                                            (consisting of                      Museum of Art.
                                            23 portfolios).
----------------------------------------------------------------------------------------------------------
 McGovern, Jill     Director     Since      Director/Trustee     None           Chief Executive Officer of
 E.                              1989       of all Legg                         The Marrow Foundation
 Age 57                                     Mason funds                         since 1993. Formerly:
                                            (consisting of                      Executive Director of the
                                            23 portfolios).                     Baltimore International
                                                                                Festival (1991 - 1993);
                                                                                Senior Assistant to the
                                                                                President of The Johns
                                                                                Hopkins University (1986-
                                                                                1990).
----------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
                                  TERM OF
                                  OFFICE
                                    AND
                   POSITION(S)    LENGTH    NUMBER OF LEGG       OTHER
                    HELD WITH     OF TIME     MASON FUNDS    DIRECTORSHIPS   PRINCIPAL OCCUPATION(S)
  NAME AND AGE        FUNDS      SERVED(A)     OVERSEEN          HELD       DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------
 Rodgers, T.A.      Director     Since      Director/Trustee None           Principal, T.A. Rodgers &
 Age 67                          1987       of all Legg                     Associates (management
                                            Mason funds                     consulting). Formerly:
                                            (consisting of                  Director and Vice
                                            23 portfolios).                 President of Corporate
                                                                            Development, Polk Audio,
                                                                            Inc. (manufacturer of
                                                                            audio components).
------------------------------------------------------------------------------------------------------
 Fetting, Mark      President    Since      Director of      Director of    Executive Vice President
 R.(C)                           2001       Legg Mason       the Royce      of Legg Mason, Inc.
 Age 47                                     Value Trust,     Family of      Director and/or officer of
                                            Inc., Legg       Funds          various other Legg Mason
                                            Mason Special    (consisting    affiliates. Formerly:
                                            Investment       of 17          Division President and
                                            Trust, Inc.,     portfolios).   Senior Officer of
                                            Legg Mason                      Prudential Financial
                                            Investment                      Group, Inc. and related
                                            Trust, Inc. and                 companies, including fund
                                            Legg Mason                      boards and consulting
                                            Charles Street                  services to subsidiary
                                            Trust, Inc.:                    companies from 1991 to
                                            President of                    2000; Partner, Greenwich
                                            all Legg Mason                  Associates; Vice
                                            funds                           President, T. Rowe Price
                                            (consisting of                  Group, Inc.
                                            23 portfolios).
------------------------------------------------------------------------------------------------------
 Duffy, Marc        Vice         Since      Vice President   None           Associate General Counsel
 R.(D)              President    2000       and Secretary                   of Legg Mason Wood Walker,
 Age 44             and                     of all Legg                     Incorporated. Formerly:
                    Secretary               Mason funds                     Senior Associate,
                                            (consisting of                  Kirkpatrick & Lockhart LLP
                                            23 portfolios).                 (1996-1999); Senior
                                                                            Counsel, Securities and
                                                                            Exchange Commission,
                                                                            Division of Investment
                                                                            Management (1989-1995).
------------------------------------------------------------------------------------------------------
 Karpinski, Marie   Vice         Since      Vice President   None           Vice President and
 K.(D)              President    1987       and Treasurer                   Treasurer of Legg Mason
 Age 53             and                     of all Legg                     Fund Adviser, Inc. and
                    Treasurer               Mason funds                     Western Asset Funds, Inc.,
                                            (consisting of                  Treasurer of Pacific
                                            23 portfolios).                 American Income Shares,
                                                                            Inc.
------------------------------------------------------------------------------------------------------

(A) Directors of the Corporation serve a term of indefinite length until their resignation or removal and stand for re-election by shareholders only as and when required by the 1940 Act. Officers of the Corporation serve one-year terms, subject to annual reappointment by the Board of Directors.

(B) Mr. Curley is considered to be an interested person (as defined in the 1940
    Act) of the Corporation by virtue of being an employee of Legg Mason Wood Walker, Incorporated, the principal underwriter of the Corporation.
(C) Mr. Fetting is considered to be an interested person (as defined in the 1940
    Act) of the Corporation by virtue of being an employee of Legg Mason Wood Walker, Incorporated, the principal underwriter of the Corporation.

(D) Officers of the Corporation are interested persons (as defined in the 1940
    Act).

            ADDITIONAL INFORMATION ABOUT THE CORPORATION'S DIRECTORS
            AND OFFICERS IS CONTAINED IN THE STATEMENT OF ADDITIONAL
             INFORMATION, AVAILABLE WITHOUT CHARGE UPON REQUEST BY
                            CALLING 1-800-822-5544.

                    Investment Manager
                      Legg Mason Fund Adviser, Inc.
                      Baltimore, MD

                    Investment Adviser
                      Western Asset Management Company
                      Pasadena, CA

                    Board of Directors and Officers
                      John F. Curley, Jr., Chairman
                      Mark R. Fetting, President
                      Richard G. Gilmore
                      Arnold L. Lehman
                      Dr. Jill E. McGovern
                      T. A. Rodgers

                    Transfer and Shareholder Servicing Agent
                      Boston Financial Data Services
                      Boston, MA

                    Custodian
                      State Street Bank & Trust Company
                      Boston, MA

                    Counsel
                      Kirkpatrick & Lockhart LLP
                      Washington, DC

                    Independent Accountants
                      PricewaterhouseCoopers LLP
                      Baltimore, MD

This report is not to be distributed unless preceded or accompanied by a prospectus.

                      LEGG MASON WOOD WALKER, INCORPORATED
                        MEMBER NYSE, INC. - MEMBER SIPC

                    ---------------------------------------

                                100 Light Street
                    P.O. Box 1476, Baltimore, MD 21203-1476
                                410 - 539 - 0000

LMF-056
2/02